UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund
Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)
October 31, 2009

Funds For Institutions Series

FFI Premier Institutional Fund

FFI Institutional Fund

FFI Select Institutional Fund

FFI Government Fund

FFI Treasury Fund

FFI Institutional Tax-Exempt Fund

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month

US equities (S&P 500 Index)	20.04%	9.80%

Small cap US equities (Russell 2000 Index)	16.21	6.46

International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of October 31, 2009	Funds For Institutions Series

Yields

	7-Day SEC Yields	7-Day Yields

FFI Premier Institutional Fund	0.22%	0.22%
FFI Institutional Fund	0.15%	0.20%
FFI Select Institutional Fund	0.19%	0.19%
FFI Government Fund	0.08%	0.11%
FFI Treasury Fund	0.00%	0.05%
FFI Institutional Tax-Exempt Fund	0.23%	0.23%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

FFI Government Fund	Percent of Net Assets

Repurchase Agreements	51%
U.S. Government Sponsored Agency Obligations	40
U.S. Treasury Obligations	11
Liabilities in Excess of Other Assets	(2)

Total	100%

FFI Treasury Fund	Percent of Net Assets

U.S. Treasury Obligations	100%

Total	100%

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: operating expenses including administrator advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[1]	Annualized Expense Ratio

Actual

FFI Premier Institutional Fund	$1,000	$1,001.90	$1.01	0.20%

FFI Institutional Fund	$1,000	$1,001.70	$1.26	0.25%

FFI Select Institutional Fund	$1,000	$1,001.81	$1.06	0.21%

FFI Government Fund	$1,000	$1,000.80	$1.26	0.25%

FFI Treasury Fund	$1,000	$1,000.10	$1.06	0.21%

FFI Institutional Tax-Exempt Fund	$1,000	$1,001.80	$1.31	0.26%

Hypothetical (5% annual return before expenses)[2]

FFI Premier Institutional Fund	$1,000	$1,024.18	$1.02	0.20%

FFI Institutional Fund	$1,000	$1,023.93	$1.28	0.25%

FFI Select Institutional Fund	$1,000	$1,024.13	$1.07	0.21%

FFI Government Fund	$1,000	$1,023.93	$1.28	0.25%

FFI Treasury Fund	$1,000	$1,024.13	$1.07	0.21%

FFI Institutional Tax-Exempt Fund	$1,000	$1,023.88	$1.33	0.26%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	5

Schedule of Investments October 31, 2009 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Obligations	(000)	Value

Fannie Mae Discount Notes (a):
0.30%, 1/08/10	$63,000	$62,964,825
0.32%, 1/14/10	78,000	77,949,386
0.31%, 1/15/10	50,000	49,968,139
Federal Farm Credit Bank Variable Rate Notes (b):
0.31%, 11/16/09	150,000	150,000,000
0.58%, 4/27/11	40,000	40,000,000
0.39%, 5/05/11	78,500	78,488,590
Federal Home Loan Bank Bonds (b):
0.90%, 4/07/10	140,000	139,963,799
0.82%, 4/28/10	84,000	83,991,853
1.10%, 11/08/10	71,250	71,220,704
Federal Home Loan Bank Discount Notes (b):
0.80%, 11/18/09	28,000	27,990,044
0.17%, 11/25/09	70,000	69,992,397
0.10%, 1/27/10	30,589	30,582,058
0.21%, 3/17/10	81,700	81,635,661
Federal Home Loan Bank Variable Rate Notes (a):
0.64%, 2/05/10	300,000	300,000,000
0.67%, 2/05/10	250,000	250,000,000
0.76%, 2/26/10	272,500	272,500,000
0.23%, 10/08/10	200,000	199,943,912
0.61%, 11/08/10	70,000	69,992,833
Freddie Mac Discount Notes (a):
0.34%, 2/02/10	75,000	74,934,834
0.16%, 3/22/10	25,000	24,984,444
0.17%, 3/22/10	20,000	19,987,167
0.20%, 4/19/10	35,000	34,968,150
0.19%, 4/21/10	25,000	24,977,570
0.22%, 4/26/10	140,000	139,850,278
Freddie Mac Variable Rate Notes (b):
0.18%, 7/14/10	260,000	259,936,833
0.39%, 8/24/10	67,555	67,557,349
0.31%, 9/03/10	50,570	50,561,533
0.26%, 9/24/10	90,000	90,002,223
0.26%, 12/30/10	165,000	165,112,938
0.31%, 2/14/11	190,000	189,973,824
0.35%, 4/01/11	50,000	50,067,687

Total U.S. Government Sponsored Agency Obligations — 39.7%		3,250,099,031

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.71%, 12/17/09	152,000	151,866,050
0.29%, 1/07/10	135,000	134,929,462
0.19%, 4/01/10	75,000	74,940,625
0.50%, 4/01/10	180,000	179,625,000
0.54%, 6/10/10	177,485	176,899,299
0.45%, 6/17/10	80,000	79,775,522
0.39%, 7/15/10	150,000	149,590,937
0.46%, 8/26/10	6,857	6,830,978

Total U.S. Treasury Obligations — 11.7%		954,457,873

	Par
Repurchase Agreements	(000)	Value

Bank of America Securities LLC, 0.08%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $200,001,333 collateralized by US government sponsored agency obligations, 5.50% – 6.00% due 5/01/37 – 3/01/38, par and fair value of $200,000,000, $206,000,000, respectively)	$200,000	$200,000,000
Barclays Capital, Inc., 0.04%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $10,000,033 collateralized by US Treasury Notes, 6.875% due 8/15/25, par and fair value of $7,706,400, $10,200,024, respectively)	10,000	10,000,000
Barclays Capital, Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $63,004,315 collateralized by US Treasury Notes, 3.375% due 7/31/13, par and fair value of $60,511,500, $64,264,168, respectively)	63,004	63,004,000
Barclays Capital, Inc., 0.15%, 2/01/10 (Purchased on 10/30/09 to be repurchased at $200,078,333 collateralized by various US government sponsored agency obligations, 5.50% – 6.00% due 5/01/37 – 3/01/38, par and fair value of $200,000,000, $214,000,001, respectively)	200,000	200,000,000
Citigroup Global Markets, Inc., 0.08%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $150,001,000 collateralized by various US government sponsored agency obligations, 4.199% – 5.83% due 12/01/34 – 9/01/38, par and fair value of $150,000,000, $154,500,001, respectively)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $150,000,875 collateralized by various US government sponsored agency obligations, 0.00% – 7.25% due 3/15/10 – __/15/31, Freddie Mac, due 3/15/10 – 3/15/31, par and fair value of $138,565,000, $153,003,533, respectively)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.10%, 11/05/09 (Purchased on 10/29/09 to be repurchased at $600,011,667 collateralized by various US government sponsored agency obligations, 0.00% due 12/01/28 – 8/01/38, par and fair value of $584,043,846 $618,003,685, respectively)	600,000	600,000,000
Deutsche Bank Securities, Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $125,000,625, collateralized by various US government sponsored agency obligations, 2.14% – 5.50% due 2/24/11 – 12/14/22, par and fair value of $125,000,000, $127,500,580, respectively)	125,000	125,000,000
Deutsche Bank Securities, Inc., 0.08%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $451,879,013 collateralized by various US government sponsored agency obligations, 0.00% – 7.00% due 11/01/20 – 11/01/39, par and fair value of $451,876,000, $465,135,111, respectively)	451,876	451,876,000

See Notes to Financial Statements.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

	Par
Repurchase Agreements (continued)	(000)	Value

Deutsche Bank Securities, Inc., 0.12%, 1/07/10 (Purchased on 10/07/09 to be repurchased at $60,018,400, collateralized by US Treasury Notes, 8.75% due 8/15/20, par and fair value of $60,000,000, $61,200,032, respectively)	$60,000	$60,000,000
Deutsche Bank Securities, Inc., 0.16%, 1/07/10 (Purchased on 10/07/09 to be repurchased at $500,204,444 collateralized by various US government sponsored agency obligations, 0.00% – 7.00% due 11/01/20 – 11/01/39, par and fair value of $500,000,000, $514,671,182, respectively)	500,000	500,000,000
Goldman Sachs & Co., 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $100,000,583 collateralized by various US government sponsored agency obligations, 4.98% – 6.10% due 5/01/36 – 4/01/39, par and fair value of $100,000,000, $103,000,000, respectively)	100,000	100,000,000
HSBC Securities (USA), Inc., 0.05%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $11,851,049 collateralized by various US government sponsored agency obligations, 4.75% – 5.50% due 12/16/16 – 8/23/17, par and fair value of $10,685,000, $12,090,548, respectively)	$11,851	$11,851,000
JPMorgan Securities, Inc., 0.05%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $100,000,417 collateralized by various US Treasury obligations, 0.00% – 3.25% due 11/27/09 – 10/21/10, par and fair value of $101,534,900, $102,003,994, respectively)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $97,008,566 collateralized by various US government sponsored agency obligations, 5.00% due 7/01/35 – 6/01/37, par and fair value of $97,008,000, $100,172,160, respectively)	97,008	97,008,000
RBS Securities, Inc., 0.08%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $325,002,167 collateralized by US Treasury Notes, 2.375% due 8/31/14, par and fair value of $330,305,000, $331,502,840, respectively)	325,000	325,000,000
RBS Securities, Inc., 0.16%, 1/11/10 (Purchased on 10/08/09 to be repurchased at $450,190,000 collateralized by various US government sponsored agency obligations, 0.00% due 2/01/17 – 11/01/39, par and fair value of $999,095,120, $463,502,060, respectively)	450,000	450,000,000
RBS Securities, Inc., 0.17%, 1/13/10 (Purchased on 10/15/09 to be repurchased at $400,170,000 collateralized by various US government sponsored agency obligations, 0.00% – 6.50% due 2/01/23 – 11/01/39, par and fair value of $515,109,995, $412,006,374, respectively)	400,000	400,000,000

	Par
Repurchase Agreements (concluded)	(000)	Value

UBS Securities LLC, 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $50,000,292 collateralized by various US government sponsored agency obligations, 4.50% – 6.50% due 3/15/32 – 10/20/39, par and fair value of $50,017,199, $51,004,005, respectively)	$50,000	$50,000,000
UBS Securities LLC, 0.15%, 1/15/10 (Purchased on 10/19/09 to be repurchased at $125,045,833 collateralized by various US government sponsored agency obligations, 5.50% – 6.50% due 12/15/37 – 12/15/38, par and fair value of $119,870,937, $127,501,055, respectively)	125,000	125,000,000

Total Repurchase Agreements — 51.0%		4,168,739,000

Total Investments (Cost — $8,373,295,904*) — 102.4%		8,373,295,904
Liabilities in Excess of Other Assets — (2.4)%		(199,350,154)

Net Assets — 100.0%		$8,173,945,750

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	—
Level 2[1]	$8,373,295,904
Level 3	—
Total	$8,373,295,904

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	7

Schedule of Investments October 31, 2009 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Bills (a):
0.04%, 11/05/09	$160,000	$159,999,489
0.18%, 11/05/09	250,000	249,996,250
0.05%, 11/12/09	231,475	231,471,784
0.19%, 11/12/09	324,900	324,883,303
0.31%, 11/12/09	150,000	149,987,292
0.05%, 11/19/09	405,183	405,174,390
0.18%, 11/19/09	350,000	349,970,250
0.05%, 11/27/09	772,602	772,576,989
0.16%, 11/27/09	260,000	259,971,111
0.30%, 11/27/09	99,332	99,311,506
0.15%, 12/03/09	250,000	249,967,708
0.06%, 12/10/09	150,000	149,990,500
0.13%, 12/10/09	12,875	12,873,206
0.14%, 12/10/09	144,690	144,668,870
0.14%, 12/17/09	372,371	372,308,162
0.10%, 12/24/09	72,167	72,156,576
0.08%, 1/07/10	220,000	219,969,750
0.08%, 1/21/10	60,000	59,989,667
0.05%, 1/28/10	27,689	27,685,654
0.21%, 2/04/10	7,365	7,361,048
0.23%, 3/11/10	37,000	36,970,169
0.21%, 3/18/10	26,365	26,344,027
0.22%, 3/18/10	71,600	71,541,845
0.19%, 4/01/10	50,000	49,960,416
0.21%, 4/01/10	60,000	59,948,750
0.50%, 4/01/10	100,000	99,791,667
0.15%, 4/08/10	75,000	74,950,937
0.14%, 4/15/10	43,800	43,771,419
0.15%, 4/15/10	50,000	49,965,834
0.17%, 4/22/10	100,000	99,919,250
0.54%, 6/10/10	41,875	41,736,812
0.22%, 6/17/10	99,630	99,493,273
0.53%, 7/01/10	47,191	47,025,143
0.47%, 7/29/10	19,300	19,232,220
0.41%, 9/23/10	20,000	19,926,876

Total Investments (Cost — $5,160,892,143*) — 100.0%		5,160,892,143
Other Assets Less Liabilities — 0.0%		547,076

Net Assets — 100.0%		$5,161,439,219

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	—
Level 2[1]	$5,160,892,143
Level 3	—

Total	$5,160,892,143

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Statements of Assets and Liabilities	Funds For Institutions Series

October 31, 2009 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets

Investments at value — Master Premier Institutional Portfolio[1]	$15,676,277,382	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$15,495,250,507	$3,671,838,276	—	—	—
Investments at value — unaffiliated[2]	—	—	—	$4,204,556,904	$5,160,892,143	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$14,557,334,080
Repurchase agreements at value — unaffiliated[3]	—	—	—	4,168,739,000	—	—
Cash	—	—	—	560,616	639,281	—
Interest receivable	—	—	—	2,187,079	—	—
Prepaid expenses	488,830	402,986	11,866	48,329	512,190	252,119

Total assets	15,676,766,212	15,495,653,493	3,671,850,142	8,376,091,928	5,162,043,614	14,557,586,199

Liabilities

Income dividends payable	999,109	447,882	172,201	212,894	10,191	177,338
Investments purchased payable	—	—	—	200,000,000	—	—
Administration fees payable	1,342,483	2,096,303	781,139	—	—	1,938,307
Investment advisory fees payable	—	—	—	1,506,889	594,153	—
Other accrued expenses payable	1,495,328	3,267	695,545	426,395	51	611,444

Total liabilities	3,836,920	2,547,452	1,648,885	202,146,178	604,395	2,727,089

Net Assets	$15,672,929,292	$15,493,106,041	$3,670,201,257	$8,173,945,750	$5,161,439,219	$14,554,859,110

Net Assets Consist of

Paid-in capital	$15,675,522,004	$15,489,602,735	$3,669,811,745	$8,172,775,182	$5,161,175,555	$14,554,559,838
Undistributed net investment income	—	2,875,542	288,986	290,523	146,084	33,881
Accumulated net realized gain (loss)	(2,592,712)	627,764	100,526	880,045	117,580	265,391

Net Assets, $1.00 net asset value per share[4]	$15,672,929,292	$15,493,106,041	$3,670,201,257	$8,173,945,750	$5,161,439,219	$14,554,859,110

[1] Investments at cost — affiliated	$15,676,277,382	$15,495,250,507	$3,671,838,276	—	—	$14,557,334,080

[2] Investments at cost — unaffiliated	—	—	—	$4,204,556,904	$5,160,892,143	—

[3] Repurchase agreements at cost — unaffiliated	—	—	—	$4,168,739,000	—	—

[4] Shares outstanding	15,675,522,003	15,489,602,735	3,669,811,719	8,172,775,182	5,161,175,555	14,552,884,561

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	9

Statements of Operations	Funds For Institutions Series

Six Months Ended October 31, 2009 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income

Interest	—	—	—	$20,498,864	$7,238,655	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$52,076,538	$60,097,413	$9,878,776	—	—	$47,522,954
Expenses	(5,056,847)	(5,336,968)	(919,425)	—	—	(4,321,677)

Total income	47,019,691	54,760,445	8,959,351	20,498,864	7,238,655	43,201,277

Expenses

Administration	8,713,694	15,023,264	2,223,259	—	—	11,694,907
Investment advisory	—	—	—	14,950,603	10,669,495	—
Federal insurance	1,994,339	3,088,434	381,018	1,842,084	556,338	2,592,202
Professional	685,000	353,724	28,670	45,140	45,446	204,527
Transfer agent	600,000	1,134,025	32,565	158,730	72,664	821,960
Officer and Trustees	255,028	73,810	21,830	20,128	21,518	56,065
Printing	125,000	65,860	1,110	62	10,354	35,389
Custodian	—	—	—	240,957	84,754	—
Miscellaneous	289,203	155,836	9,030	51,427	52,358	99,051

Total expenses	12,662,264	19,894,953	2,697,482	17,309,131	11,512,927	15,504,101

Less fees waived by advisor	—	—	—	(5,114,435)	(4,092,521)	—
Total expenses after waiver	12,662,264	19,894,953	2,697,482	12,194,696	7,420,406	15,504,101

Net investment income (loss)	34,357,427	34,865,492	6,261,869	8,304,168	(181,751)	27,697,176

Realized Gain (Loss)

Net realized gain allocated from the applicable Master Portfolio	581,890	627,764	100,526	—	—	335,552
Net realized gain (loss) from investments	—	—	—	880,045	117,580	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,939,317	$35,493,256	$6,362,395	$9,184,213	$(64,171)	$28,032,728

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund		FFI Select Institutional Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009

Operations

Net investment income	$34,357,427	$491,136,915	$34,865,492	$479,056,433	$6,261,869	$57,592,446
Net realized gain (loss)	581,890	(3,174,602)	627,764	1,367,629	100,526	197,762

Net increase in net assets resulting from operations	34,939,317	487,962,313	35,493,256	480,424,062	6,362,395	57,790,208

Dividends and Distributions to Shareholders From

Net investment income	(34,357,427)	(494,503,770)	(35,461,351)	(479,026,087)	(6,267,539)	(57,592,682)
Net realized gain	—	—	—	(35,774)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(34,357,427)	(494,503,770)	(35,461,351)	(479,061,861)	(6,267,539)	(57,592,682)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(1,639,744,257)	(15,087,543,350)	(7,863,265,317)	(3,932,329,423)	1,044,698,301	305,723,086

Net Assets

Total increase (decrease) in net assets	(1,639,162,367)	(15,094,084,807)	(7,863,233,412)	(3,930,967,222)	1,044,793,157	305,920,612

Beginning of period	17,312,091,659	32,406,176,466	23,356,339,453	27,287,306,675	2,625,408,100	2,319,487,488

End of period	$15,672,929,292	$17,312,091,659	$15,493,106,041	$23,356,339,453	$3,670,201,257	$2,625,408,100

Undistributed net investment income	—	—	$2,875,542	$3,471,401	$288,986	$294,656

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	11

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Government Fund		FFI Treasury Fund		FFI Institutional Tax-Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009

Operations

Net investment income (loss)	$8,304,168	$147,758,460	$(181,751)	$80,436,797	$27,697,176	$262,170,577
Net realized gain	880,045	580,384	117,580	790,591	335,552	1,121,520

Net increase (decrease) in net assets resulting from operations	9,184,213	148,338,844	(64,171)	81,227,388	28,032,728	263,292,097

Dividends and Distributions to Shareholders From

Net investment income	(8,582,728)	(147,758,460)	(462,756)	(80,961,205)	(27,697,176)	(262,170,577)
Net realized gain	—	—	—	—	—	(1,044,190)

Decrease in net assets resulting from dividends and distributions to shareholders	(8,582,728)	(147,758,460)	(462,756)	(80,961,205)	(27,697,176)	(263,214,767)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(3,534,371,897)	2,634,613,498	(4,713,198,669)	247,667,747	(331,802,154)	(2,632,266,799)

Net Assets

Total increase (decrease) in net assets	(3,533,770,412)	2,635,193,882	(4,713,725,596)	247,933,930	(331,466,602)	(2,632,189,469)

Beginning of period	11,707,716,162	9,072,522,280	9,875,164,815	9,627,230,885	14,886,325,712	17,518,515,181

End of period	$8,173,945,750	$11,707,716,162	$5,161,439,219	$9,875,164,815	$14,554,859,110	$14,886,325,712

Undistributed net investment income	$290,523	$569,083	$146,084	$790,591	$33,881	$33,881

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0209	0.0473	0.0512	0.0373	0.0177

Dividends and distributions from:
Net investment income	(0.0019)	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)
Net realized gain	—	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0019)	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.19%[2]	2.11%	4.83%	5.24%	3.79%	1.78%

Ratios to Average Net Assets[3]

Total expenses	0.20%[4]	0.18%	0.16%	0.16%	0.16%	0.17%

Total expenses after waiver	0.20%[4]	0.18%	0.16%	0.11%	0.12%	0.17%

Net investment income	0.40%[4]	2.16%	4.63%	5.13%	3.74%	1.68%

Supplemental Data

Net assets, end of period (000)	$15,672,929	$17,312,092	$32,406,176	$19,908,646	$16,821,041	$18,752,104

	FFI Institutional Fund

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0017	0.0204	0.0467	0.0505	0.0368	0.0170

Dividends and distributions from:
Net investment income	(0.0017)	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)
Net realized gain	—	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0017)	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.17%[2]	2.06%	4.77%	5.17%	3.74%	1.72%

Ratios to Average Net Assets[3]

Total expenses	0.25%[4]	0.24%	0.22%	0.22%	0.23%	0.23%

Net investment income	0.36%[4]	2.03%	4.59%	5.07%	3.75%	1.69%

Supplemental Data

Net assets, end of period (000)	$15,493,106	$23,356,339	$27,287,307	$20,368,666	$12,597,362	$9,392,799

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	13

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund

	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Period February 4, 2008[1] to April 30, 2008

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0207	0.0082

Dividends from net investment income	(0.0019)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]

Total investment return	0.19%[3]	2.09%	0.82%[3]

Ratios to Average Net Assets[4]

Total expenses	0.21%[5]	0.21%	0.18%[5]

Net investment income	0.37%[5]	2.04%	3.34%[5]

Supplemental Data

Net assets, end of period (000)	$3,670,201	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Financial Highlights	Funds For Institutions Series

	FFI Government Fund

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0141	0.0435	0.0495	0.0361	0.0166

Dividends and distributions from:
Net investment income	(0.0009)	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)
Net realized gain	—	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0009)	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.09%[2]	1.42%	4.44%	5.06%	3.67%	1.67%

Ratios to Average Net Assets

Total expenses	0.35%[3]	0.35%	0.32%	0.34%	0.34%	0.33%

Total expenses after waiver	0.25%[3]	0.24%	0.21%	0.22%	0.22%	0.22%

Net investment income	0.17%[3]	1.26%	4.06%	4.97%	3.56%	1.58%

Supplemental Data

Net assets, end of period (000)	$8,173,946	$11,707,716	$9,072,522	$2,815,784	$2,213,199	$3,370,912

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	15

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	(0.0000)	0.0076	0.0346	0.0476	0.0338	0.0151

Dividends and distributions from:
Net investment income	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)
Net realized gain	—	—	—	(0.0000)	(0.0000)	—

Total dividends and distributions	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.01%[2]	0.77%	3.51%	4.87%	3.43%	1.52%

Ratios to Average Net Assets

Total expenses	0.33%[3]	0.33%	0.32%	0.35%	0.36%	0.36%

Total expenses after waiver	0.21%[3]	0.22%	0.21%	0.23%	0.23%	0.23%

Net investment income (loss)	(0.00)%[3]	0.68%	2.74%	4.76%	3.33%	1.58%

Supplemental Data

Net assets, end of period (000)	$5,161,439	$9,875,165	$9,627,231	$1,349,189	$1,369,615	$1,734,266

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0150	0.0314	0.0341	0.0264	0.0137

Dividends and distributions from:
Net investment income	(0.0018)	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)
Net realized gain	—	—	(0.0000)	—	—	(0.0000)

Total dividends and distributions	(0.0018)	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.18%[2]	1.51%	3.18%	3.47%	2.68%	1.38%

Ratios to Average Net Assets[3]

Total expenses	0.25%[4]	0.24%	0.22%	0.22%	0.22%	0.22%

Net investment income	0.36%[4]	1.55%	3.13%	3.41%	2.66%	1.40%

Supplemental Data

Net assets, end of period (000)	$14,554,859	$14,886,326	$17,518,515	$14,911,825	$14,060,273	$12,618,574

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	17

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) invest 100% of their investable assets in interests in the Master Premier Institutional Portfolio (Premier Institutional Fund), Master Institutional Portfolio (Institutional Fund and Select Institutional Fund) and Master Institutional Tax-Exempt Portfolio (Institutional Tax-Exempt Fund) (the “Master Portfolios”), respectively, each a series of Master Institutional Money Market LLC (the “Master LLC”). Each Master Portfolio is a registered investment company having the same investment objective and strategies as the corresponding Feeder Fund. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the corresponding Master Portfolio. The results of operations and performance of a Feeder Fund are directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies followed by the Trust:

Valuation: Each Feeder Fund records its investment in the Master Portfolio at fair value. Valuation of securities held by each of the Master Portfolios is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report. The portfolio securities of the Government Fund and Treasury Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

As of October 31, 2009, each Feeder Fund’s investment in the respective Master Portfolio was classified as Level 2. More relevant disclosure regarding fair value measurements relate to the Master Portfolios, which are disclosed in the Master Portfolios’ Schedule of Investments, are included elsewhere in this report.

Repurchase Agreements: The Government Fund and Treasury Fund may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. The Funds amortize all premiums and discount on debt securities. The Feeder Funds’ net investment income includes the Feeder Funds’ pro rata share of the net investment income of the respective Master Portfolios. The Government Fund and Treasury Fund recognize interest on the accrual basis.

Dividends and Distributions to Shareholders: Dividends from net investment income are accrued daily and reinvested and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Notes to Financial Statements (continued)	Funds For Institutions Series

The Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. Except for Select Institutional Fund the statute of limitations on the Trust’s US federal tax returns remains open for the four years ended April 30, 2009. The statute of limitations on Select Institutional Fund’s US federal tax returns remains open for the two taxable years ended April 30, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purpose, but BAC is not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for the Government and Treasury Funds and as the administrator to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund pursuant to separate investment advisory and administrative agreements with the Trust.

The Manager provides investment advisory and administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the following annual rates as a percentage of average daily value of the Fund’s net assets: 0.35% of the first $500 million, 0.335% of the next $250 million, 0.32% of the next $250 million and 0.30% in excess of $1 billion.

The Manager has voluntarily agreed to waive a portion of its advisory fees for the Government Fund and Treasury Fund. The effective fee payable to the Manager by the Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. For the period ended October 31, 2009, the Manager waived $5,114,435 and $4,092,521 in fees payable by the Government Fund and Treasury Fund, respectively.

The Manager has, with respect to the Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-advisor for the services it provides to the Government Fund and Treasury Fund a monthly fee at an annual rate equal to a percentage of the advisory fee the Manager receives from each Fund. The sub-advisor is responsible for the day-to-day management of the Government Fund and Treasury Fund.

The Administrator provides certain administrative services to the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15%, 0.13% and 0.15%, respectively, of each Fund’s average daily net assets.

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee for Select Institutional Fund, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the management fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18%.

The Trust on behalf of each Fund has entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

Premier Institutional Fund
As of April 30, 2009, the Fund had a capital loss carryforward of $3,174,602, which expires in 2017. This amount will be available to offset future gains.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political,

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	19

Notes to Financial Statements (concluded)	Funds For Institutions Series

social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counter-party risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Federal Insurance:

The Funds, except Treasury Fund, participated in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event each Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The participation fee for the period ended May 1, 2009 to September 18, 2009 is included in federal insurance in the Statements of Operations. These fees are not ordinary operating expenses and are not covered by the voluntary agreement to reduce fees and reimburse expenses or the administration agreement with Select Institutional Fund pursuant to which the Administrator has agreed to pay all other ordinary expenses of such Fund, each described above.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestments of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares were as follows:

Premier Institutional Fund	Six Months Ended October 31, 2009	Year Ended April 30 2009

Shares sold	45,522,250,332	159,162,133,383
Shares issued to shareholders in reinvestment of dividends	25,555,065	371,667,472

Total issued	45,547,805,397	159,533,800,855
Shares redeemed	(47,187,549,654)	(174,621,344,205)

Net decrease	(1,639,744,257)	(15,087,543,350)

Institutional Fund	Six Months Ended October 31, 2009	Year Ended April 30, 2009

Shares sold	28,137,167,892	83,468,536,274
Shares issued to shareholders in reinvestment of dividends	30,791,295	448,669,273

Total issued	28,167,959,187	83,917,205,547
Shares redeemed	(36,031,224,504)	(87,849,534,970)

Net decrease	(7,863,265,317)	(3,932,329,423)

Select Institutional Fund

Shares sold	10,461,100,112	26,329,392,250
Shares issued to shareholders in reinvestment of dividends	3,339,284	19,876,852

Total issued	10,464,439,396	26,349,269,102
Shares redeemed	(9,419,741,094)	(26,043,546,016)

Net increase	1,044,698,302	305,723,086

Government Fund

Shares sold	24,904,097,405	77,980,143,964
Shares issued to shareholders in reinvestment of dividends	7,011,594	116,475,180

Total issued	24,911,108,999	78,096,619,144
Shares redeemed	(28,445,480,896)	(75,462,005,646)

Net increase (decrease)	(3,534,371,897)	2,634,613,498

Treasury Fund

Shares sold	2,865,297,326	29,291,427,639
Shares issued to shareholders in reinvestment of dividends	435,148	78,697,202

Total issued	2,865,732,474	29,370,124,841
Shares redeemed	(7,578,931,143)	(29,122,457,094)

Net increase (decrease)	(4,713,198,669)	247,667,747

Institutional Tax-Exempt Fund

Shares sold	16,171,775,519	41,818,042,877
Shares issued to shareholders in reinvestment of dividends
and distributions	26,754,291	251,903,387

Total issued	16,198,529,810	42,069,946,264
Shares redeemed	(16,530,331,964)	(44,702,213,063)

Net decrease	(331,802,154)	(2,632,266,799)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through December 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Portfolio Information as of October 31, 2009	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	49%
Commercial Paper	19
U.S. Government Sponsored Agency Obligations	13
Repurchase Agreements	11
U.S. Treasury Obligations	5
Corporate Notes	3

Total	100%

Master Institutional Portfolio	Percent of Net Assets

Certificates of Deposit	48%
Commercial Paper	20
U.S. Government Sponsored Agency Obligations	14
Repurchase Agreements	11
U.S. Treasury Obligations	5
Corporate Notes	3
Liabilities in Excess of Other Assets	(1)

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets

Variable Rate Demand Obligations	83%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	5

Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	21

Schedule of Investments October 31, 2009 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee — 48.7% (a)
Banco Bilbao Vizcaya Argentaria SA, NY:
0.91%, 11/16/09	$100,000	$100,000,387
0.66%, 12/04/09	75,000	75,000,332
0.26%, 12/17/09	75,000	75,000,469
0.26%, 12/23/09	83,000	83,000,588
0.26%, 12/29/09	100,000	100,000,791
0.57%, 12/29/09	50,000	50,005,528
0.53%, 12/30/09	170,000	170,001,365
0.56%, 12/30/09	50,000	50,000,402
Bank of Montreal, Chicago Branch:
0.22%, 1/08/10	140,000	140,000,000
0.26%, 1/25/10	75,000	75,000,000
Bank of Nova Scotia, Houston Branch:
0.17%, 11/02/09	50,000	50,000,000
0.30%, 4/01/10	147,000	147,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.25%, 1/26/10	65,000	65,000,000
Barclays Bank Plc, NY:
0.32%, 11/02/09	150,000	150,000,000
0.33%, 11/09/09	150,000	150,000,000
0.58%, 3/15/10	100,000	100,000,000
0.57%, 3/24/10	150,000	150,000,000
BNP Paribas, NY:
0.65%, 11/20/09	104,000	104,000,000
0.56%, 11/30/09	200,000	200,000,000
0.55%, 12/04/09	44,000	44,000,000
0.50%, 12/18/09	50,000	50,000,000
0.45%, 1/08/10	125,000	125,000,000
0.47%, 1/08/10	170,000	170,000,000
0.32%, 4/28/10	70,000	70,000,000
Canadian Imperial Bank of Commerce, NY:
0.26%, 11/23/09	200,000	200,000,000
0.25%, 2/08/10	400,000	400,000,000
Dexia Credit Local SA, NY — GTD (b):
0.53%, 11/17/09	202,000	202,000,000
0.31%, 11/25/09	300,000	300,001,917
DnB NOR Bank ASA, NY:
0.76%, 11/23/09	40,000	40,001,393
0.67%, 12/10/09	112,000	112,000,000
0.51%, 12/28/09	100,000	100,000,000
Intesa SanPaolo SpA, NY:
0.75%, 11/13/09	50,000	50,000,000
0.61%, 11/23/09	50,000	50,000,000
0.60%, 12/11/09	75,000	75,000,000
0.56%, 12/16/09	75,000	75,000,000
0.50%, 12/29/09	50,000	50,000,000
0.32%, 3/31/10	155,000	155,000,000
KBC Bank NV, NY, 0.51%, 1/27/10	85,000	85,000,000
Lloyds TSB Bank Plc, NY:
0.42%, 11/04/09	96,000	96,000,000
0.20%, 11/09/09	404,000	404,000,000
0.20%, 11/16/09	125,000	125,000,000
0.24%, 12/11/09	103,000	103,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Nordea Bank Finland Plc, NY, 0.21%, 12/22/09	$50,000	$50,000,000
Rabobank Nederland NV, NY:
0.32%, 11/16/09	100,000	100,000,000
0.50%, 11/30/09	85,000	85,000,000
0.40%, 2/05/10	110,000	110,000,000
Royal Bank of Scotland, CT:
0.48%, 11/03/09	150,000	150,000,000
0.22%, 11/16/09	175,000	175,000,000
0.35%, 12/07/09	75,000	75,000,000
0.30%, 12/30/09	307,000	307,000,000
Société Générale, NY:
0.80%, 11/06/09	125,000	125,000,000
0.50%, 12/30/09	95,000	95,000,000
0.52%, 1/08/10	165,000	165,000,000
0.44%, 1/11/10	250,000	250,000,000
Svenska Handelsbanken, NY:
0.21%, 1/19/10	125,000	125,002,708
0.31%, 4/23/10	100,000	100,004,771
UBS AG, Stamford Branch:
0.58%, 11/02/09	250,000	250,000,000
0.57%, 11/03/09	100,000	100,000,000
UniCredito Italiano, NY, 0.45%, 1/29/10	110,000	110,000,000
Westpac Banking Corp., NY (c):
0.30%, 10/19/10	79,640	79,640,000
0.31%, 10/21/10	96,410	96,410,000

Total Certificates of Deposit — 48.7%		7,663,070,651

Commercial Paper (d)

Atlantis One Funding Corp., 0.25%, 12/01/09	70,000	69,985,903
Banco Bilbao Vizcaya Argentaria SA, London, 0.35%, 4/30/10	70,000	69,878,180
Barton Capital Corp.:
0.24%, 1/11/10	35,000	34,983,667
0.26%, 1/20/10	71,062	71,021,455
0.25%, 1/21/10	30,024	30,007,320
Cancara Asset Securitisation LLC, 0.23%, 11/09/09	100,000	99,995,528
Chariot Funding LLC, 0.20%, 11/12/09	101,000	100,994,388
Charta LLC, 0.24%, 11/10/09	65,000	64,996,534
Danske Corp. — GTD:
0.19%, 11/05/09	200,000	199,996,834
0.25%, 12/08/09	100,000	99,975,500
0.25%, 12/29/09	50,000	49,980,208
0.25%, 12/30/09	150,000	149,939,583
0.27%, 12/30/09	160,000	159,930,400
Dexia Delaware LLC, 0.22%, 11/04/09	150,000	149,998,167
DnB NOR Bank ASA:
0.78%, 11/20/09	70,000	69,972,700
0.58%, 12/16/09	100,000	99,929,111

See Notes to Financial Statements.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper (d) (concluded)	Par (000)	Value

Gemini Securization Corp. LLC:
0.20%, 11/05/09	$50,012	$50,011,166
0.18%, 11/06/09	75,000	74,998,500
0.19%, 11/20/09	50,000	49,995,250
Intesa Funding LLC, 0.40%, 1/29/10	280,000	279,726,222
JPMorgan Chase Funding, Inc., 0.19%, 11/23/09	70,000	69,992,242
KBC Financial Products International, 0.60%, 1/25/10	50,000	49,930,000
Nordea North America, 0.23%, 1/27/10	175,000	174,903,848
Old Line Funding LLC, 0.23%, 12/15/09	85,565	85,541,494
Park Avenue Receivables Corp., 0.19%, 11/04/09	75,000	74,999,208
Santander Central Hispano Finance (Delaware), Inc., 0.75%, 12/09/09	135,000	134,895,938
Société Générale NA, Inc.:
0.51%, 12/14/09	100,000	99,941,083
0.46%, 2/03/10	125,000	124,851,459
Starbird Funding Corp.:
0.20%, 11/05/09	50,000	49,999,166
0.20%, 11/10/09	50,000	49,997,778
Thames Asset Global Securitization, 0.25%, 1/15/10	60,389	60,357,967
Victory Receivables Corp.:
0.19%, 11/17/09	100,000	99,992,083
0.20%, 11/20/09	16,403	16,401,360

Total Commercial Paper — 19.5%		3,068,120,242

Corporate Notes

Citibank NA — FDIC GTD, 0.33%, 9/30/10 (c)	52,000	52,000,000
Commonwealth Bank of Australia, 0.30%, 11/22/10 (c)(e)	80,000	80,000,000
HSBC Bank Middle East Ltd., 0.48%, 4/22/10 (c)	70,000	70,000,000
KBC Bank NV, NY, 0.71%, 12/01/09 (b)	108,000	108,000,000
Rabobank Nederland NV, 0.28%, 1/07/10 (b)(e)	201,500	201,500,000

Total Corporate Notes — 3.2%		511,500,000

Time Deposits

Citibank NA, 0.11%, 11/02/09	60,000	60,000,000

Total Time Deposits — 0.4%		60,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.42%, 8/05/10 (c)	112,655	112,623,966
Federal Home Loan Bank Variable Rate Notes (c):
0.67%, 2/05/10	114,760	114,760,000
0.76%, 2/26/10	119,005	119,005,000
0.13%, 7/09/10	180,640	180,615,261
0.23%, 10/08/10	113,000	112,968,310
Freddie Mac Discount Notes (d):
0.72%, 11/05/09	78,500	78,495,290
0.16%, 12/31/09	50,000	49,986,889

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Freddie Mac Variable Rate Notes (c):
0.18%, 7/14/10	$116,000	$115,971,818
0.39%, 8/24/10	92,720	92,723,224
0.31%, 9/03/10	362,985	362,924,222
0.31%, 2/14/11	427,075	426,988,254
0.35%, 5/05/11	225,000	224,897,854

Total U.S. Government Sponsored Agency Obligations — 12.6%		1,991,960,088

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.55%, 7/01/10	187,000	186,317,736
0.31%, 7/15/10	55,000	54,953,727
0.39%, 7/15/10	281,000	280,129,974
0.47%, 7/29/10	40,000	39,859,522
0.31%, 8/26/10	75,000	74,811,274
0.32%, 8/26/10	78,500	78,295,998
0.32%, 9/23/10	55,000	54,839,870

Total U.S. Treasury Obligations — 4.9%		769,208,101

Repurchase Agreements

Bank of America Securities LLC, 0.24%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $30,000,600 collateralized by various Corporate/Debt Obligations, 4.875% – 9.50% due from 4/01/11 – 7/19/99, aggregate par and fair value of $30,000,000, $32,100,001, respectively)	30,000	30,000,000
Bank of America Securities LLC, 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $50,001,125 collateralized by various Corporate/Debt Obligations, 0.472% – 9.25% due from 6/21/10 – 10/01/66, aggregate par and fair value of $50,000,000, $53,500,000, respectively)	50,000	50,000,000
Barclays Capital, Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $75,001,688 collateralized by various U.S. Government Sponsored Agency Obligations, 2.099% – 8.50% due from 2/01/11 – 10/01/49, aggregate par and fair value of $75,000,000, $77,250,000, respectively)	75,000	75,000,000
Citigroup Global Markets, Inc., 0.37%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $115,003,546 collateralized by Federal Home Loan Bank, 1.25% due 10/14/10 and Freddie Mac, 2.00% due 3/16/11, aggregate par and fair value of $115,000,000, $117,301,001, respectively)	115,000	115,000,000

See Notes to Financial Statements.

	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	23

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (continued)	Par (000)	Value

Citigroup Global Markets, Inc., 0.47%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $115,004,504 collateralized by various U.S. Government Sponsored Agency and Corporate/ Debt Obligations, 0.00% – 12.25% due from 11/15/10 – 1/01/49, aggregate par and fair value of $115,000,000, $123,050,000, respectively)	$115,000	$115,000,000
Citigroup Global Markets, Inc., 0.55%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $170,007,792 collateralized by various U.S. Government Sponsored Agency Obligations, 1.196% – 6.00% due from 12/15/34 – 6/25/38, aggregate par and fair value of $170,000,000, $181,900,000, respectively)	170,000	170,000,000
Deutsche Bank Securities, Inc., 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $514,673,002 collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% – 7.25% due from 11/02/09 – 4/01/56, aggregate par and fair value of $514,670,000, $524,963,404, respectively)	514,670	514,670,000
Deutsche Bank Securities, Inc., 0.27%, 11/02/09 (Purchased on10/30/09 to be repurchased at $50,001,125 collateralized by various U.S. Government Sponsored Agency and Corporate/ Debt Obligations, 0.00% – 8.75% due from 11/18/09 – 12/31/99, aggregate par and fair value of $50,000,000, $53,500,000, respectively)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $30,000,675 collateralized by various Corporate/Debt Obligations, 5.20% – 9.25% due from 3/01/11 – 1/15/33, aggregate par and fair value of $30,000,000, $32,103,890, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $100,002,250 collateralized by various Corporate/Debt Obligations, 1.256% – 6.40% due 2/04/10 – 5/15/38, aggregate par and fair value of $100,000,000, $107,001,923, respectively)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $225,005,063 collateralized by various Corporate/Debt Obligations, 0.00% – 7.50% due from 3/20/10 – 1/01/47, aggregate par and fair value of $225,000,000, $241,317,182, respectively)	225,000	225,000,000

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities, Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $25,000,563 collateralized by Commercial Paper, 0.00% due 11/09/09, aggregate par and fair value of $25,000,000, $26,253,820, respectively)	$25,000	$25,000,000
UBS Securities LLC, 0.37%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $175,005,396 collateralized by various Corporate/Debt Obligations, 2.875% – 10.20% due from 12/15/09 – 5/01/42, aggregate par and fair value of $175,000,000, $187,252,603, respectively)	175,000	175,000,000

Total Repurchase Agreements — 10.6%		1,674,670,000

Total Investments (Cost — $15,738,529,082*) — 99.9%		15,738,529,082
Other Assets Less Liabilities — 0.1%		8,877,777

Net Assets — 100.0%		$15,747,406,859

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, pre-payment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$15,738,529,082
Level 3	—

Total	$15,738,529,082

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee — 47.3% (a)
Abbey National Treasury Services Plc, CT, 0.76%, 7/20/10 (b)	$181,795	$181,795,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.91%, 11/16/09	135,000	135,000,522
0.66%, 12/04/09	90,000	90,000,399
0.53%, 12/30/09	210,000	210,001,686
0.56%, 12/30/09	60,000	60,000,482
0.33%, 4/14/10	200,000	200,004,522
Bank of Montreal, Chicago Branch:
0.23%, 11/16/09	170,000	170,000,000
0.22%, 1/08/10	185,000	185,000,000
0.26%, 1/25/10	100,000	100,000,000
Bank of Nova Scotia, Houston Branch, 0.30%, 4/01/10	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 1/26/10	80,000	80,000,000
Barclays Bank Plc, NY:
0.33%, 11/09/09	200,000	200,000,000
0.58%, 3/15/10	100,000	100,000,000
0.57%, 3/24/10	200,000	200,000,000
BNP Paribas, NY:
0.65%, 11/20/09	125,000	125,000,000
0.56%, 11/30/09	300,000	300,000,000
0.55%, 12/04/09	135,000	135,000,000
0.50%, 12/18/09	150,000	150,000,000
0.47%, 1/08/10	259,500	259,500,000
Canadian Imperial Bank of Commerce, NY, 0.25%, 2/08/10	268,000	268,000,000
Dexia Credit Local SA, NY — GTD (c):
0.53%, 11/17/09	305,500	305,500,000
0.31%, 11/25/09	200,000	200,001,278
DnB NOR Bank ASA, NY:
0.51%, 12/28/09	100,000	100,000,000
0.33%, 4/28/10	50,000	50,000,000
Intesa SanPaolo SpA, NY:
0.75%, 11/13/09	60,000	60,000,000
0.61%, 11/23/09	100,000	100,000,000
0.60%, 12/11/09	115,000	115,000,000
0.56%, 12/16/09	100,000	100,000,000
0.55%, 12/17/09	55,000	55,000,000
0.50%, 12/29/09	50,000	50,000,000
0.32%, 3/29/10	200,000	200,000,000
0.32%, 3/31/10	220,000	220,000,000
Lloyds TSB Bank Plc, NY:
0.42%, 11/04/09	115,000	115,000,000
0.20%, 11/09/09	600,000	600,000,000
0.20%, 11/16/09	200,000	200,000,000
0.24%, 12/11/09	75,000	75,000,000
Nordea Bank Finland Plc, NY, 0.21%, 12/22/09	100,000	100,000,000
Rabobank Nederland NV, NY:
0.32%, 11/16/09	150,000	150,000,000
0.50%, 11/30/09	114,000	114,000,000
0.22%, 1/19/10	119,000	119,001,288
0.40%, 2/05/10	175,000	175,000,000
Royal Bank of Scotland, CT:
0.48%, 11/03/09	125,000	125,000,000
0.22%, 11/16/09	200,000	200,000,000
0.30%, 12/30/09	325,000	325,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Royal Bank of Scotland, NY, 0.65%, 12/30/09	$61,255	$61,287,024
Société Générale, NY:
0.80%, 11/06/09	225,000	225,000,000
0.50%, 12/30/09	100,000	100,000,000
0.52%, 1/08/10	255,000	255,000,000
0.44%, 1/11/10	130,000	130,000,000
0.25%, 1/22/10	100,000	100,000,000
Svenska Handelsbanken, NY:
0.21%, 1/19/10	75,000	75,001,624
0.31%, 4/23/10	63,000	63,003,006
UBS AG, Stamford Branch:
0.58%, 11/02/09	205,000	205,000,000
0.57%, 11/03/09	50,000	50,000,000
0.45%, 11/20/09	40,000	40,000,000
0.36%, 1/11/10	150,000	150,000,000
0.35%, 1/15/10	110,000	110,000,000
UniCredito Italiano, NY, 0.45%, 1/29/10	125,000	125,000,000
Westpac Banking Corp., NY (b):
0.30%, 10/19/10	100,180	100,180,000
0.31%, 10/21/10	127,075	127,075,000

Total Certificates of Deposit — 47.3%		9,069,351,831

Commercial Paper (d)

Atlantis One Funding Corp., 0.25%, 12/01/09	56,000	55,988,722
Banco Bilbao Vizcaya Argentaria SA, London, 0.35%, 4/30/10	200,000	199,651,944
Barton Capital Corp.:
0.23%, 12/04/09	69,000	68,985,894
0.25%, 2/08/10	35,000	34,976,180
Cancara Asset Securitisation LLC, 0.23%, 11/09/09	50,000	49,997,764
CBA Delaware Finance, Inc., 0.30%, 3/29/10	100,000	99,877,500
Charta LLC, 0.24%, 11/10/09	85,000	84,995,467
Danske Corp. — GTD:
0.25%, 12/08/09	120,000	119,970,600
0.25%, 12/29/09	200,000	199,920,834
0.25%, 12/30/09	400,000	399,838,888
0.27%, 12/30/09	160,000	159,930,400
0.42%, 1/25/10	100,000	99,902,000
DnB NOR Bank ASA, 0.58%, 12/16/09	134,000	133,905,009
Falcon Asset Securitization Co. LLC:
0.19%, 11/03/09	100,000	99,999,472
0.19%, 11/16/09	75,000	74,994,458
Intesa Funding LLC, 0.19%, 11/13/09	100,000	99,994,194
National Australia Bank Funding DE, Inc., 0.21%, 12/14/09	350,000	349,916,290
Nordea North America:
0.18%, 11/19/09	150,000	149,987,250
0.19%, 12/28/09	400,000	399,881,776
0.23%, 1/27/10	225,000	224,876,376
Park Avenue Receivables Corp., 0.19%, 11/12/09	50,000	49,997,361
Regency Markets No.1 LLC, 0.21%, 11/16/09	91,686	91,678,512
Santander Central Hispano Finance (Delaware), Inc., 0.75%, 12/09/09	150,000	149,884,376
Société Générale NA, Inc., 0.51%, 12/14/09	160,000	159,905,733

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	25

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper (d) (concluded)	Par (000)	Value

Solitaire Funding LLC:
0.26%, 11/30/09	$35,000	$34,992,922
0.28%, 12/07/09	45,000	44,987,750
Thunder Bay Funding LLC, 0.23%, 12/04/09	75,000	74,984,667
Tulip Funding Corp., 0.22%, 12/04/09	96,451	96,432,138

Total Commercial Paper — 19.9%		3,810,454,477

Corporate Notes

Citibank NA — FDIC GTD, 0.33%, 9/30/10 (b)	72,000	72,000,000
Commonwealth Bank of Australia, 0.30%, 11/22/10 (b)(e)	105,000	105,000,000
KBC Bank NV, NY, 0.71%, 12/01/09 (c)	147,985	147,985,000
Rabobank Nederland NV, 0.28%, 1/07/10 (c)(e)	280,400	280,400,000

Total Corporate Notes — 3.1%		605,385,000

Time Deposits

Citibank NA, 0.11%, 11/02/09	50,000	50,000,000

Total Time Deposits — 0.3%		50,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.42%, 8/05/10	142,190	142,150,830
0.33%, 5/13/11	113,000	113,032,775
Federal Home Loan Bank Variable Rate Notes (b):
0.67%, 2/05/10	147,815	147,815,000
0.76%, 2/26/10	151,935	151,935,000
0.13%, 7/09/10	256,120	256,084,924
0.23%, 10/08/10	176,000	175,950,643
Freddie Mac Discount Notes (d):
0.72%, 11/05/09	105,000	104,993,700
0.16%, 12/31/09	75,000	74,980,334
Freddie Mac Variable Rate Notes (b):
0.18%, 7/14/10	156,000	155,962,100
0.39%, 8/24/10	123,925	123,929,309
0.31%, 9/03/10	303,880	303,829,118
0.31%, 2/14/11	623,475	623,348,353
0.35%, 5/05/11	360,000	359,836,567

Total U.S. Government Sponsored Agency Obligations — 14.3%		2,733,848,653

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (d):
0.55%, 7/01/10	$250,000	$249,087,882
0.24%, 7/15/10	50,000	49,914,823
0.31%, 7/15/10	75,000	74,835,312
0.39%, 7/15/10	321,900	321,022,153
0.47%, 7/29/10	55,000	54,806,843
0.30%, 8/26/10	100,000	99,748,787
0.31%, 8/26/10	15,000	14,962,256
0.32%, 8/26/10	96,400	96,149,480

Total U.S. Treasury Obligations — 5.0%		960,527,536

Repurchase Agreements

Bank of America Securities LLC, 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $50,001,125 collateralized by various Corporate/ Debt Obligations, 0.374% – 8.875% due 6/21/10 – 10/01/66, aggregate par and fair value of $50,000,000, $53,500,000, respectively)	50,000	50,000,000
Barclays Capital, Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $95,002,138 collateralized by various U.S. Government Sponsored Agency Obligations, 2.614% – 10.099% due from 10/01/11 – 10/01/48, aggregate par and fair value of $95,000,000, $97,850,000, respectively)	95,000	95,000,000
Citigroup Global Markets, Inc., 0.37%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $45,004,471 collateralized by Fannie Mae, 0.00% due 11/12/09 and Federal Home Loan Bank, 1.25% due 10/14/10, aggregate par and fair value of $145,000,000, $147,903,312, respectively)	145,000	145,000,000
Citigroup Global Markets, Inc., 0.47%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $200,007,833 collateralized by various Corporate/Debt Obligations, 0.00% – 12.75% due from 3/31/10 – 1/01/49, aggregate par and fair value of $200,000,000, $214,000,001, respectively)	200,000	200,000,000
Citigroup Global Markets, Inc., 0.55%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $245,011,229 collateralized by Fannie Mae, 1.196% – 5.50% due 12/25/35 – 6/25/38, aggregate par and fair value of $245,000,000, $262,150,001, respectively)	245,000	245,000,000
Deutsche Bank Securities, Inc., 0.07%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $578,787,376 collateralized by various U.S. Government Sponsored Agency, U.S. Treasury and Corporate/Debt Obligations, 0.00% – 9.80% due from 11/06/09 – 4/15/42, aggregate par and fair value of $578,784,000, $590,360,254, respectively)	578,784	578,784,000

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.08%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $124,000,827 collateralized by various U.S. Government Sponsored Agency Obligations, 2.773% – 7.00% due from 7/01/22 – 11/01/39, aggregate par and fair value of $124,000,000, $127,561,724, respectively)	$124,000	$124,000,000
HSBC Securities (USA), Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $40,000,900 collateralized by various Corporate/ Debt Obligations, 0.01% – 7.00% due from 12/15/16 – 11/01/47, aggregate par and fair value of $40,000,000, $42,800,131, respectively)	40,000	40,000,000
JPMorgan Securities, Inc., 0.22%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $100,001,833 collateralized by various Corporate/Debt Obligations, 0.04% – 0.10% due from 11/05/09 – 2/05/10, aggregate par and fair value of $100,000,000, $105,003,060, respectively)	100,000	100,000,000
JPMorgan Securities, Inc., 0.52%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $25,001,083 collateralized by various Corporate/ Debt Obligations, 6.50% – 11.25% due from 7/15/11 – 1/15/67, aggregate par and fair value of $25,000,000, $26,753,477, respectively)	25,000	25,000,000
Morgan Stanley & Co., Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $300,006,750 collateralized by various Corporate/Debt Obligations, 0.00% – 9.875% due from 7/16/10 – 12/15/99, aggregate par and fair value of $300,000,000, $322,298,304, respectively)	300,000	300,000,000
RBS Securities, Inc., 0.27%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $225,005,063 collateralized by various Corporate/Debt Obligations, 0.00% – 4.735% due from 11/04/09 – 9/11/42, aggregate par and fair value of $225,000,000, $236,459,701, respectively)	225,000	225,000,000

Total Repurchase Agreements — 11.1%		2,127,784,000

Total Investments (Cost — $19,357,351,497*) — 101.0%		19,357,351,497
Liabilities in Excess of Other Assets — (1.0)%		(190,273,445)

Net Assets — 100.0%		$19,167,078,052

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements. The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$19,357,351,497
Level 3	—

Total	$19,357,351,497

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	27

Schedule of Investments October 31, 2009 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.3%
Alabama HFA, RB, PUTTERS, Series 1954, AMT, VRDN, 0.41%, 11/09/09 (a)(b)(c)	$5,835	$5,835,000
Columbia IDB, RB, Alabama Power Co. Project, Series A, VRDN (a):
0.25%, 11/02/09	21,540	21,540,000
0.16%, 11/02/09	35,850	35,850,000
Decatur IDB, RB, Nucor Corp., Series A, AMT, VRDN, 0.37%, 11/09/09 (a)	35,000	35,000,000
Lower Alabama Gas District, RB, Series A, VRDN, 0.24%, 11/09/09 (a)	112,953	112,953,000
Mobile Downtown Redevelopment Authority, RB, Austal USA, LLC Project, VRDN, 0.19%, 11/09/09 (a)	9,000	9,000,000
Mobile IDB, RB, Alabama Power Co. — Barry Plant, 1st Series, 1.40%, 7/16/10	8,300	8,300,000
Mobile IDB, RB, Alabama Power Co. — Barry Plant, RAN, 1.40%, 7/16/10	26,000	26,000,000
Mobile IDB, RB, Alabama Power Co. Project, VRDN, 0.25%, 11/02/09 (a)	10,300	10,300,000
Pell City Special Care Facilities, RB, Noland Health Services, Series A, VRDN, 0.23%, 11/09/09 (a)	5,000	5,000,000
Southeast Alabama Gas District, RB, Supply Project, Series A, VRDN, 0.20%, 11/02/09 (a)	165,000	165,000,000
Spanish Fort Alabama Redevelopment Authority, RB, Series 2007-306, VRDN, 0.76%, 11/09/09 (a)	22,800	22,800,000
Tuscaloosa County IDA, RB, Nucor Corp., Series A, Remarketed, AMT, VRDN, 0.37%, 11/09/09 (a)	6,700	6,700,000
West Jefferson IDB, RB, Alabama Power Co. — Miller Plant, AMT, RAN, 2.00%, 1/07/10	10,000	10,000,000

		474,278,000

Alaska — 0.7%
Alaska Housing Finance Corp., RB, Municipal Trust Receipts Floaters Series 3001, VRDN, 0.20%, 11/09/09 (a)(b)(c)	20,000	20,000,000
Alaska Housing Finance Corp., RB, Municipal Trust Receipts Floaters Series 3001, VRDN, 0.21%, 11/09/09 (a)	5,365	5,365,000
Alaska International Airports System, RB, Series A, AMT, VRDN, 0.27%, 11/09/09 (a)	3,500	3,500,000

Municipal Bonds	Par (000)	Value

Alaska (concluded)
City of Valdez, Alaska, Refunding RB, ConocoPhillips Co. Project, Series A, VRDN, 0.29%, 11/09/09 (a)	$28,000	$28,000,000
City of Valdez, Alaska, Refunding RB, ConocoPhillips Co. Project, Series B, VRDN, 0.24%, 11/09/09 (a)	26,000	26,000,000
City of Valdez, Alaska, Refunding RB, ConocoPhillips Co. Project, Series C, VRDN, 0.30%, 11/09/09 (a)	24,400	24,400,000

		107,265,000

Arizona — 1.3%
Arizona Agriculture Improvement & Power District, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0041A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	24,790	24,790,000
Arizona Health Facilities Authority, RB, Municipal Trust Receipts Floaters Series 1782, VRDN, 0.21%, 11/09/09 (a)(b)(c)	25,660	25,660,000
Chandler, Arizona IDA, RB, SPEARS Series 150, AMT, VRDN, 0.29%, 11/09/09 (a)(b)(c)	57,995	57,995,000
Pima County IDA, RB, Industrial Development Tucson Electric Power Co., VRDN, 0.25%, 11/09/09 (a)	19,650	19,650,000
Pinal County Electric District No. 3, RB, Series U-1, VRDN, 0.76%, 11/09/09 (a)	18,300	18,300,000
Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.22%, 11/09/09 (a)	23,980	23,980,000
Salt River Project Agricultural Improvement & Power District, RB, Eagle Trust Receipts Series 2006-0141A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	14,000	14,000,000

		184,375,000

Arkansas — 0.3%
Arkansas Development Finance Authority Mortgage Loans, RB, Mortgage Backed Securities Program, Series C, AMT, VRDN, 0.36%, 11/09/09 (a)	14,285	14,285,000
Arkansas Development Finance Authority S/F Mortgage, RB, Mortgage Backed Securities Program, Series E, AMT, VRDN, 0.36%, 11/09/09 (a)	4,865	4,865,000
City of Blytheville Arkansas, RB, Nucor Corp. Project, AMT, VRDN, 0.37%, 11/09/09 (a)	16,800	16,800,000

		35,950,000

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corporation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
M/F	Multi-Family
MERLOTS	Municipal Extendible Receipts Liquidity Option Tender Securities
PCR	Pollution Control Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 6.4%
California Communities Note Program, RB, Series 2009, TRAN, 2.00%, 6/30/10	$69,725	$69,516,947
California Communities Note Program, RB, Tulane County Project, Series 2009A5, TRAN, 2.00%, 6/30/10	17,349	17,264,386
California HFA Home Mortgage, RB, Series A, AMT, VRDN, 0.50%, 11/02/09 (a)	44,640	44,640,000
California HFA Home Mortgage, RB, Series B, VRDN, 2.25%, 11/09/09 (a)	5,000	5,000,000
California HFA Home Mortgage, RB, Series D, AMT, VRDN, 1.00%, 11/09/09 (a)	52,575	52,575,000
California HFA Home Mortgage, RB, Series E-1, AMT, VRDN, 0.40%, 11/09/09 (a)	33,115	33,115,000
California HFA Home Mortgage, RB, Series E-2, AMT, VRDN, 0.40%, 11/09/09 (a)	68,520	68,520,000
California HFA Home Mortgage, RB, Series M, AMT, VRDN, 0.45%, 11/02/09 (a)	20,000	20,000,000
California Home Mortgage Finance Authority, RB, Draw Down, AMT, VRDN, 0.50%, 11/02/09 (a)	54,870	54,870,000
California School Cash Reserve Program Authority, RB, Series 2009-10-A TRAN, 2.50%, 7/01/10	96,361	95,779,195
California Statewide Communities Development Authority, RB, Westgate Pasadena Apartments, Series B, VRDN, 0.23%, 11/09/09 (a)	32,000	32,000,000
City of Los Angeles, California, GO, TRAN:
2.50%, 4/28/10	65,532	65,138,685
2.50%, 5/28/10	157,092	156,175,347
County of Los Angeles, California, GO, Series 2009 TRAN, 2.50%, 6/30/10	83,597	83,126,232
County of Santa Clara, California, GO, TRAN, 2.00%, 6/30/10	50,713	50,490,317
Golden State Tobacco Securitization Corp., RB, Municipal Trust Receipts Floaters Series 2954,
0.33%, 11/09/09 (a)(b)(c) Los Angeles Community Redevelopment Agency,	24,395	24,395,000
RB, Hollywood & Vine Apartments, Series A, VRDN, 0.25%, 11/09/09 (a)	4,000	4,000,000
Los Angeles Unified School District, GO, Cash Flow Management, TRAN, 2.00%, 8/12/10	35,377	35,270,919
San Francisco City & County Airports Commission, RB, Series A, 0.75%, 9/15/10	16,700	16,700,000
		928,577,028

Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, Nature Conservancy, Series A-TE, VRDN, 0.21%, 11/09/09 (a)	12,700	12,700,000
Colorado Educational & Cultural Facilities Authority, RB, Southeastern California Projects, VRDN, 0.22%, 11/09/09 (a)	22,330	22,330,000
Colorado Health Facilities Authority, RB, PUTTERS Series 1390, 0.20%, 11/09/09 (a)(b)(c)	32,940	32,940,000
Colorado Health Facilities Authority, RB, PUTTERS Series 1739, 0.26%, 11/09/09 (a)(b)(c)	22,990	22,990,000
Colorado Housing & Finance Authority, RB, Ready Foods, Inc. Project, Series A, AMT, VRDN, 0.41%, 11/09/09 (a)	2,000	2,000,000
Colorado Housing & Finance Authority, RB, S/F Mortgage, Series C-2, AMT, VRDN, 0.36%, 11/09/09 (a)	40,000	40,000,000

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Housing & Finance Authority, RB, Series A-3, Remarketed, AMT, VRDN, 0.31%, 11/09/09 (a)	$10,000	$10,000,000
Colorado Housing & Finance Authority, RB, Series B3, AMT, VRDN, 0.31%, 11/09/09 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, State M/F Housing, Series C-3, VRDN, 0.26%, 11/09/09 (a)	11,945	11,945,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series A-3, AMT, VRDN, 0.36%, 11/09/09 (a)	30,000	30,000,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series B-2, AMT, VRDN, 0.36%, 11/09/09 (a)	25,000	25,000,000
County of Moffat, Colorado, RB, Tri-State Generation Association Project, VRDN, 0.22%, 11/09/09 (a)	11,250	11,250,000
Denver, Colorado City & County School District, Clipper Tax-Exempt Certificate Trust, RB, Series 2009-57, AMT, 0.31%, 11/09/09 (a)(b)	35,240	35,240,000
Fiddlers Business Improvement District, GO, VRDN, 0.65%, 11/09/09 (a)	6,350	6,350,000
Solaris Metropolitan District No. 1, RB, VRDN, 0.96%, 11/09/09 (a)	5,615	5,615,000
Southglenn Metropolitan District, RB, VRDN, 0.26%, 11/09/09 (a)	6,000	6,000,000
Town of Castle Rock, Colorado, COP, VRDN, 0.25%, 11/09/09 (a)	10,800	10,800,000
Town of Telluride, Colorado, RB, Valley Floor Open Space Project, VRDN, 2.95%, 11/09/09 (a)	5,205	5,205,000
Traer Creek Metropolitan District, RB, Avon, VRDN, 0.35%, 11/09/09 (a)	14,465	14,465,000
Westminster EDA, Tax Allocation, Mandalay Gardens Project, VRDN, 0.25%, 11/09/09 (a)	3,700	3,700,000

		318,530,000

Connecticut — 0.3%
Hartford County Metropolitan District, GO, BAN, 2.00%, 7/15/10	18,856	18,775,182
Town of New Milford, Connecticut, GO, BAN, 1.25%, 7/27/10	8,079	8,061,680
Town of Waterford, GO, BAN, 1.50%, 8/12/10	13,226	13,197,979

		40,034,841

Delaware — 0.1%
BB&T Municipal Trust, Municipal Trust Receipts Floaters Series 5000, 0.42%, 11/09/09 (a)(b)(c)	12,497	12,497,035

District of Columbia — 0.7%
District of Columbia HFA, RB, PUTTERS Series 895, 0.31%, 11/09/09 (a)(b)(c)	4,790	4,790,000
District of Columbia Water & Sewer Authority, RB, P-Floats, Series 3494, VRDN, 1.01%, 11/09/09 (a)(b)(c)	14,075	14,075,000
District of Columbia, GO, Series C, VRDN, 0.25%, 11/09/09 (a)	14,000	14,000,000
District of Columbia, RB, Consortium Issue, VRDN, 0.22%, 11/09/09 (a)	15,975	15,975,000
District of Columbia, RB, Eagle Trust Receipts Series 2007-0121A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	15,515	15,515,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	29

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
District of Columbia, RB, Series B, VRDN, 0.26%, 11/09/09 (a)	$9,480	$9,480,000
District of Columbia, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 57C, 0.20%, 11/09/09 (a)(b)(c)	24,995	24,995,000

		98,830,000

Florida — 5.5%
Alachua County Health Facilities Authority, RB, Oak Hammock at the University of Florida, VRDN, 0.28%, 11/02/09 (a)	5,000	5,000,000
Brevard County HFA, RB, Local M/F Housing, Timber Trace Apartments Ltd., AMT, VRDN, 0.35%, 11/09/09 (a)	2,670	2,670,000
Brevard County HFA, RB, Local M/F Housing, Wickham Club Apartments, Series A, AMT, VRDN, 0.31%, 11/09/09 (a)	7,095	7,095,000
Broward County School Board, COP, Series D, VRDN, 0.30%, 11/09/09 (a)	5,000	5,000,000
City of Jacksonville, Florida, RB, Series B, VRDN, 0.22%, 11/09/09 (a)	13,525	13,525,000
City of Jacksonville, RB, Series A, VRDN, 0.30%, 11/09/09 (a)	62,635	62,635,000
County of Saint Lucie, Florida, Refunding RB, Florida Power & Light Co. Project, AMT, VRDN, 0.26%, 11/02/09 (a)	25,700	25,700,000
County of St. Lucie, RB, Florida Power & Light Co. Project, VRDN, 0.21%, 11/02/09 (a)	191,710	191,710,000
Florida Gulf Coast University Financing Corp., RB, Housing Project, Series A, VRDN, 0.27%, 11/09/09 (a)	5,300	5,300,000
Florida Housing Finance Corp., RB, Boynton Bay Apartments, AMT, VRDN, 0.34%, 11/09/09 (a)	11,600	11,600,000
Florida Hurricane Catastrophe Fund Finance Corp., RB, ROC-RR-II-R-11549, VRDN, 0.21%, 11/09/09 (a)(b)(c)	18,675	18,675,000
Florida Municipal Power Agency, RB, State Power, Series C, VRDN, 0.22%, 11/02/09 (a)	16,125	16,125,000
Florida State Board of Education, GO, PUTTERS, Series 2850, VRDN, 0.20%, 11/09/09 (a)(b)(c)	2,480	2,480,000
Florida State Board of Education, GO, ROC-RR-II-R-12281, VRDN, 0.21%, 11/09/09 (a)(b)(c)	4,500	4,500,000
Florida State Turnpike Authority, RB, PUTTERS Series 2514, VRDN, 0.20%, 11/09/09 (a)(b)(c)	4,515	4,515,000
Highlands County Health Facilities Authority, RB, Adventist Glenoaks Hospital, Series A, VRDN, 0.45%, 11/09/09 (a)	38,755	38,755,000
Highlands County Health Facilities Authority, RB, Hospital Adventist Health System, Series A, VRDN, 0.20%, 11/09/09 (a)	11,300	11,300,000
Highlands County Health Facilities Authority, RB, Hospital Adventist Health System, Series C, VRDN, 0.20%, 11/09/09 (a)	12,500	12,500,000
Hillsborough County HFA, RB, Meridian Pointe Apartments Project, AMT, VRDN, 0.35%, 11/09/09 (a)	6,500	6,500,000
Jacksonville, Florida TECP, Florida Power & Light, Series 94, 0.28%, 11/02/09	20,000	20,000,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series B, VRDN, 0.21%, 11/02/09 (a)	$7,250	$7,250,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series C, Remarketed, VRDN, 0.20%, 11/02/09 (a)	3,830	3,830,000
Jacksonville HFA, RB, Hartwood Apartments, M/F Housing, VRDN, 0.30%, 11/09/09 (a)	1,700	1,700,000
JEA, RB, Series 3D1, VRDN, 0.21%, 11/02/09 (a)	15,000	15,000,000
JEA, RB, Series A2, VRDN, 0.27%, 11/09/09 (a)	30,000	30,000,000
Lake County, Florida, Deutsche Bank Spears/Lifers Trust, RB, SPEARS Series 492, 0.26%, 11/09/09 (a)(b)(c)	11,335	11,335,000
Miami-Dade County IDA, RB, Florida Power & Light Project, VRDN (a):
0.20%, 11/02/09	3,700	3,700,000
0.26%, 11/02/09	10,400	10,400,000
Miami-Dade County IDA, RB, Waste Management, Inc. of Florida Project, AMT, VRDN, 0.30%, 11/09/09 (a)	8,400	8,400,000
Miami-Dade County School Board, COP, Municipal Trust Receipts Floaters Series 2982, 0.21%, 11/09/09 (a)(b)(c)	52,500	52,500,000
Orlando Utilities Commission, Refunding RB, Series B-1, 2.00%, 6/01/10	44,674	44,392,646
Palm Beach County Educational Facilities Authority, RB, Atlantic University, Inc., VRDN, 0.26%, 11/09/09 (a)	10,145	10,145,000
Palm Beach County, Florida School Board, COP, Eclipse Funding Trust Series 2006-0149, VRDN, 0.20%, 11/09/09 (a)(b)	10,290	10,290,000
Palm Beach County School Board, COP, Series B, VRDN, 0.30%, 11/09/09 (a)	42,790	42,790,000
Pinellas County Health Facility Authority, RB, Baycare Health System, Inc., Series A3, VRDN, 0.22%, 11/09/09 (a)	9,175	9,175,000
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, VRDN, 0.16%, 11/02/09 (a)	8,800	8,800,000
South Miami HFA, Austin Trust, RB, Baptist Health System of South Florida, Series 2008-1117, VRDN, 0.26%, 11/09/09 (a)	4,245	4,245,000
Sunshine State Governmental Financing Commission, RB, VRDN, 0.27%, 11/09/09 (a)	42,440	42,440,000
Volusia County, Florida School Board, COP, Eclipse Funding Trust Series 2007-0036, VRDN, 0.20%, 11/09/09 (a)(b)	11,650	11,650,000
Volusia County School Board, GO, TAN, 3.00%, 9/07/10	12,801	12,767,378

		806,395,024

Georgia — 1.7%
Atlanta Urban Residential Finance Authority, RB, Alta Coventry Station Apartments, AMT, VRDN, 0.31%, 11/09/09 (a)	12,000	12,000,000
Atlanta Urban Residential Finance Authority, RB, Local M/F Housing, M-Street Apartments Project, AMT, VRDN, 0.31%, 11/09/09 (a)	7,000	7,000,000
Bartow County Development Authority, RB, Georgia Power Co. Project, VRDN, 0.22%, 11/02/09 (a)	22,000	22,000,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Cobb County Kennestone Hospital Authority, RB, Wellstar Health System Project, Series A, VRDN, 0.26%, 11/09/09 (a)	$10,000	$10,000,000
Colquitt County Hospital Authority, RB, RAN, VRDN, 0.35%, 11/09/09 (a)	8,660	8,660,000
Fulton County Development Authority, RB, Siemens Energy, Inc. Project, VRDN, 0.42%, 11/09/09 (a)	7,200	7,200,000
Heard County Development Authority, RB, Georgia Power Co. — Wansley Plant, AMT, VRDN, 0.22%, 11/02/09 (a)	17,800	17,800,000
Metropolitan Atlanta Rapid Transit Authority, RB, PUTTERS Series 312, 0.31%, 11/09/09 (a)(b)(c)	19,675	19,675,000
Metropolitan Atlanta Rapid Transit Authority, RB, Series B, VRDN, 0.37%, 11/09/09 (a)	13,700	13,700,000
Metropolitan Atlanta Rapid Transit Authority, RB, TRAN, Series 61-A, VRDN, 0.26%, 11/09/09 (a)(b)	9,300	9,300,000
Monroe County Development Authority, RB, Georgia Power Co. Plant Scherer Project, 1.95%, 12/10/09	11,800	11,800,000
Monroe County Development Authority, RB, Scherer Project, 1st Series, Remarketed, VRDN, 0.20%, 11/02/09 (a)	11,700	11,700,000
Municipal Electric Authority of Georgia, RB, Georgia Power Co. Plant Vogtle Project, Series 09-A BAN, 1.50%, 5/25/10	18,475	18,391,468
Municipal Electric Authority of Georgia, RB, Series C, VRDN, 0.55%, 11/09/09 (a)	10,085	10,085,000
Municipal Electric Authority of Georgia, RB, Various Projects, Subseries E, 0.27%, 11/09/09 (a)	48,555	48,555,000
Private Colleges & Universities Authority, RB, Mercer University Project,, 0.27%, 11/09/09 (a)	8,590	8,590,000
Private Colleges & Universities Authority, RB, Mercer University, Series C, VRDN, 0.27%, 11/09/09 (a)	8,645	8,645,000

		245,101,468

Hawaii — 0.3%
City & County of Honolulu, Hawaii, GO, ROC-RR-II-R-12280, 0.21%, 11/09/09 (a)(b)(c)	7,500	7,500,000
City & County of Honolulu, RB, PUTTERS, Series 1475, VRDN, 0.31%, 11/09/09 (a)(b)(c)	23,850	23,850,000
Hawaii State Department of Budget & Finance, RB, Hawaii Pacific Health, Series A-2, VRDN, 0.23%, 11/09/09 (a)	7,000	7,000,000
University of Hawaii, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-11C, 0.20%, 11/09/09 (a)(b)(c)	10,445	10,445,000

		48,795,000

Idaho — 0.1%
Idaho State Building Authority, RB, Prison Facilities Project, Series A, VRDN, 0.20%, 11/09/09 (a)	18,310	18,310,000

Illinois — 7.3%
Chicago, Illinois O’Hare International Airport, RB, Eclipse Funding Trust Series 2006-0006, VRDN, 0.20%, 11/09/09 (a)(b)	14,935	14,935,000
Chicago, Illinois, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts Series 2009-0034A, VRDN, 0.21%, 11/09/09 (a)(b)	5,800	5,800,000

Municipal Bonds	Par (000)	Value

Illinois (continued)
City of Aurora, Illinois, RB, Aztech Engineering, Inc. Project, AMT, VRDN, 0.55%, 11/09/09 (a)	$1,395	$1,395,000
City of Chicago, Illinois, RB, Groot Industries, Inc. Project, AMT, VRDN, 1.30%, 11/09/09 (a)	2,900	2,900,000
City of Chicago, Illinois, RB, O’Hare Technology Center II LLC Project, AMT, VRDN, 0.40%, 11/09/09 (a)	4,015	4,015,000
City of Chicago, Illinois, RB, Second Lien, Series B, AMT, VRDN, 0.32%, 11/09/09 (a)	15,260	15,260,000
City of Chicago, Illinois, RB, Subseries 04-1, Remarketed, VRDN, 0.25%, 11/09/09 (a)	19,865	19,865,000
City of Chicago, Illinois, RB, Wastewater, Subseries C-1, VRDN, 0.20%, 11/02/09 (a)	14,000	14,000,000
County of Cook, Illinois, GO, PUTTERS Series 559, 0.31%, 11/09/09 (a)(b)(c)	3,200	3,200,000
Illinois Educational Facilities Authority, RB, The Art Institute of Chicago, VRDN, 0.30%, 11/09/09 (a)	6,500	6,500,000
Illinois Finance Authority, JPMorgan Chase Putters/ Drivers Trust, RB, PUTTERS Series 3302, 0.20%, 11/02/09 (a)(b)(c)	6,200	6,200,000
Illinois Finance Authority, RB, Advocate Health Center Network, Subseries B-2, VRDN, 0.22%, 11/09/09 (a)	8,075	8,075,000
Illinois Finance Authority, RB, Children’s Memorial Hospital, Series D, VRDN, 0.20%, 11/09/09 (a)	13,200	13,200,000
Illinois Finance Authority, RB, Clare Oaks, Series C, VRDN, 0.22%, 11/09/09 (a)	10,680	10,680,000
Illinois Finance Authority, RB, Commonwealth Edison Co., Series D, Remarketed, VRDN, 0.25%, 11/09/09 (a)	7,800	7,800,000
Illinois Finance Authority, RB, Commonwealth Edison Co., Series F, Remarketed, VRDN, 0.25%, 11/09/09 (a)	10,100	10,100,000
Illinois Finance Authority, RB, Eagle Trust Receipts Series 2006-0115A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	5,445	5,445,000
Illinois Finance Authority, RB, Edward Hospital, Series B-2, VRDN, 0.25%, 11/09/09 (a)	28,630	28,630,000
Illinois Finance Authority, RB, Edward Hospital, Series C, VRDN, 0.25%, 11/09/09 (a)	12,595	12,595,000
Illinois Finance Authority, RB, Elmhurst Memorial Healthcare, Series C VRDN, 0.30%, 11/09/09 (a)	63,680	63,680,000
Illinois Finance Authority, RB, INX International Ink Co., AMT, VRDN, 0.40%, 11/09/09 (a)	8,435	8,435,000
Illinois Finance Authority, RB, Little Co. of Mary Hospital, Series B, VRDN, 0.23%, 11/09/09 (a)	11,500	11,500,000
Illinois Finance Authority, RB, Rest Haven Illiana Christian Service, Series B, VRDN, 0.25%, 11/09/09 (a)	9,200	9,200,000
Illinois Finance Authority, RB, Riverside Health System, VRDN, 0.25%, 11/09/09 (a)	4,220	4,220,000
Illinois Finance Authority, RB, Rockford College Project, VRDN, 0.80%, 11/09/09 (a)	1,340	1,340,000
Illinois Finance Authority, RB, Saint Xavier University, VRDN, 0.26%, 11/09/09 (a)	4,900	4,900,000
Illinois Finance Authority, RB, St. Francis Hospital, Resurrection Health System, Series B, VRDN, 0.30%, 11/02/09 (a)	25,895	25,895,000
Illinois Finance Authority, RB, The Art Institute of Chicago, Series B-2, VRDN, 0.30%, 11/09/09 (a)	2,595	2,595,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Health Facilities Authority, RB, Riverside Health System, Series B, VRDN, 0.25%, 11/09/09 (a)	$9,445	$9,445,000
Illinois Health Facilities Authority, RB, Rush Presbyterian — Saint Luke’s Medical, Series A, Remarketed, VRDN, 0.26%, 11/09/09 (a)	2,200	2,200,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-1, VRDN, 0.29%, 11/09/09 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-2, VRDN (a):
0.35%, 11/09/09	176,600	176,600,000
0.25%, 11/09/09	121,915	121,915,000
Metropolitan Pier & Exposition Authority, Deutsche Bank Spears/Lifers Trust, RB, SPEARS Series 453, 0.26%, 11/09/09 (a)(b)(c)	5,750	5,750,000
Metropolitan Pier & Exposition Authority, RB, Municipal Trust Receipts Floaters Series 165, VRDN, 0.26%, 11/09/09 (a)(b)(c)	17,500	17,500,000
Regional Transit Authority, RB, Series B VRDN, 0.80%, 11/02/09 (a)	46,970	46,970,000
Regional Transportation Authority Illinois, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0042A, VRDN, 0.24%, 11/09/09 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB, Macon Trust Certificates, Series Q, VRDN, 0.36%, 11/09/09 (a)(b)	5,200	5,200,000
Regional Transportation Authority, RB, P-Floats Series 2761, VRDN, 1.01%, 11/09/09 (a)(c)	18,880	18,880,000
Southern Illinois University, RB, Eclipse Funding Trust Series 2006-0078, VRDN, 0.20%, 11/09/09 (a)(b)	11,455	11,455,000
State of Illinois, GO, Municipal Trust Receipts Floaters, Series 103, VRDN, 0.20%, 11/02/09 (a)(b)(c)	28,900	28,900,000
State of Illinois, GO, Series B, VRDN, 3.00%, 11/09/09 (a)	284,900	284,900,000
Upper Illinois River Valley Development Authority, RB, HFH of Illinois LP Project, AMT, VRDN, 0.40%, 11/09/09 (a)	2,090	2,090,000

		1,069,065,000

Indiana — 2.3%
City of Michigan City, Indiana, RB, Local M/F Housing, Garden Estates West Apartments, AMT, VRDN, 0.39%, 11/09/09 (a)	5,935	5,935,000
County of Daviess, Indiana, RB, Daviess County Hospital, VRDN, 0.70%, 11/09/09 (a)	8,075	8,075,000
County of Elkhart, Indiana, GO, PUTTERS Series 553, 0.20%, 11/09/09 (a)(b)(c)	4,490	4,490,000
County of Whitley, Indiana, RB, Micropulse, Inc. Project, AMT, VRDN, 0.37%, 11/09/09 (a)	1,260	1,260,000
Crown Point, Indiana Community School Corp., RB, Eclipse Funding Trust Series 2007-0052, VRDN, 0.20%, 11/02/09 (a)(b)	12,285	12,285,000
Indiana Development Finance Authority Educational Facilities, RB, Heritage Christian School Project, VRDN, 0.73%, 11/09/09 (a)	7,125	7,125,000
Indiana Development Finance Authority, RB, PSI Energy, Inc. Projects, Series B, AMT, VRDN, 0.96%, 11/09/09 (a)	26,950	26,950,000

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Development Finance Authority, RB, Waste Management, Inc., Series B, AMT, VRDN, 0.37%, 11/09/09 (a)	$7,000	$7,000,000
Indiana Finance Authority, RB, Allied Waste North America, AMT, VRDN, 0.40%, 11/09/09 (a)	20,000	20,000,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-3, VRDN, 0.19%, 11/09/09 (a)	10,300	10,300,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-4, VRDN, 0.21%, 11/02/09 (a)	9,500	9,500,000
Indiana Finance Authority, RB, I.V.C. Industrial Coatings, Inc. Project, AMT, VRDN, 0.35%, 11/09/09 (a)	8,500	8,500,000
Indiana Finance Authority, RB, Lease Appropriation Series A-2, VRDN, 0.22%, 11/09/09 (a)	15,000	15,000,000
Indiana Finance Authority, RB, Lease Appropriation, Series A1, VRDN (a):
0.20%, 11/02/09	25,900	25,900,000
0.28%, 11/02/09	21,600	21,600,000
Indiana Finance Authority, RB, Lease Appropriation, Series A2, VRDN, 0.20%, 11/02/09 (a)	25,900	25,900,000
Indiana Finance Authority, RB, Lease Appropriation, Series A4, VRDN, 0.28%, 11/02/09 (a)	10,800	10,800,000
Indiana Finance Authority, RB, Lease Appropriation, Series A5, VRDN, 0.21%, 11/02/09 (a)	17,300	17,300,000
Indiana Finance Authority, RB, Marquette Project, Series B, VRDN, 0.28%, 11/09/09 (a)	6,000	6,000,000
Indiana Health & Educational Facilities Financing Authority, RB, ROC-RR-II-R-10417, 0.21%, 11/09/09 (a)(b)(c)	43,915	43,915,000
Indiana Housing & Community Development Authority, RB, PUTTERS Series 1397, AMT, 0.41%, 11/09/09 (a)(b)(c)	18,245	18,245,000
Indianapolis Local Public Improvement Bond Bank, RB, Indianapolis Airport Project, Series C-5, AMT, VRDN, 0.30%, 11/09/09 (a)	20,000	20,000,000
New Albany Floyd County Industrial School Building, RB, Barclays Capital Municipal Trust Receipts, Series 103, VRDN, 0.19%, 11/09/09 (a)(b)(c)	7,500	7,500,000

		333,580,000

Iowa — 0.7%
County of Louisa, Iowa, RB, Iowa-Illinois Gas & Electric Co., Municipal Trust Receipts Floaters Series A, VRDN, 0.40%, 11/09/09 (a)(c)	19,500	19,500,000
County of Louisa, Iowa, Refunding RB, Iowa-Illinois Gas & Electric Co. Project, VRDN, 0.40%, 11/09/09 (a)	3,900	3,900,000
Iowa Finance Authority, RB, Edgewater A Wesley Project, Series E, VRDN, 0.24%, 11/09/09 (a)	19,000	19,000,000
Iowa Finance Authority, RB, MidAmerican Energy Co. Project, Series A, AMT, VRDN, 0.47%, 11/09/09 (a)	11,100	11,100,000
Iowa Finance Authority, RB, MidAmerican Energy Co., Series B, VRDN, 0.32%, 11/09/09 (a)	15,000	15,000,000
Iowa Finance Authority, RB, Series F, AMT, VRDN, 0.29%, 11/09/09 (a)	6,000	6,000,000
Iowa Finance Authority, RB, Wesley Retirement Services, Series B, VRDN, 0.22%, 11/09/09 (a)	6,500	6,500,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Finance Authority, Senior Revenue Anticipation Notes, Iowa School Project, Series 09A, RAN, 2.50%, 6/23/10 (a)	$21,675	$21,528,161
Iowa Higher Education Loan Authority, RB, Buena Vista University Project, VRDN, 0.37%, 11/09/09 (a)	2,880	2,880,000

		105,408,161

Kansas — 0.8%
City of Lawrence, Kansas, RB, Multi-Modal- Development, Boyer Properties LP, Series A, AMT, VRDN, 0.37%, 11/09/09 (a)	3,000	3,000,000
City of Lenexa, Kansas, RB, Municipal Trust Receipts Floaters Series 2007-302, VRDN, 0.76%, 11/09/09 (a)(b)(c)	8,500	8,500,000
City of Olathe, Kansas, RB, Catholic Care Campus, Inc., Series C-1, VRDN, 0.25%, 11/09/09 (a)	1,340	1,340,000
City of Wichita, Kansas, GO, Series 232 TAN, 0.75%, 8/19/10	27,846	27,837,785
City of Wichita, Kansas, RB, Christi Health System project, Series B1, VRDN, 0.21%, 11/02/09 (a)	35,050	35,050,000
City of Wichita, Kansas, RB, Christi Health System project, Series B2, VRDN, 0.20%, 11/02/09 (a)	10,000	10,000,000
Kansas Development Finance Authority, RB, Sisters of Charity Leavenworth, Series C, VRDN, 0.25%, 11/02/09 (a)	16,520	16,520,000
Kansas Development Finance Authority, RB, State M/F Housing, Delaware Highlands Assisted Living Project, Series C, AMT, VRDN, 0.41%, 11/09/09 (a)	6,630	6,630,000
Sedgwick & Shawnee Counties, Kansas, JPMorgan Chase Putters/Drivers Trust, RB, PUTTERS Series 3206, AMT, VRDN, 0.34%, 11/09/09 (a)(b)(c)	8,390	8,390,000

		117,267,785

Kentucky — 1.3%
Carroll County, TECP, Kentucky Utilities, Series 02-B, 1.10%, 12/08/09	2,400	2,400,000
County of Pendleton, Kentucky, RB, Kentucky Association Counties Leasing Program, VRDN, 0.40%, 11/09/09 (a)	43,000	43,000,000
Glasgow, Kentucky, RB, Felker Brothers Corp. Project, AMT, VRDN, 0.40%, 11/09/09 (a)	3,345	3,345,000
Jefferson County, TECP, Louisville Gas & Electric Project, Series 01-A, 0.95%, 12/03/09	22,500	22,500,000
Kentucky Economic Development Finance Authority, RB, Municipal Trust Receipts Floaters Series 2980, VRDN, 0.21%, 11/09/09 (a)(b)(c)	10,500	10,500,000
Kentucky Higher Education Student Loan Corp., RB, Senior Series A-1, AMT, VRDN, 0.38%, 11/09/09 (a)	24,300	24,300,000
Kentucky Public Energy Authority, RB, Municipal Trust Receipts Floaters Series 21-A, VRDN, 0.26%, 11/09/09 (a)(b)(c)	3,657	3,657,000
Mercer County, TECP, Kentucky Utilities, Series 02-A, 1.10%, 12/08/09	7,400	7,400,000
Muhlenberg County, TECP, Kentucky Utilities, Series 02-A, 1.10%, 12/08/09	2,400	2,400,000

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Trimble County, Kentucky, TECP, Louisville Gas & Electric, Series 01-A, 0.90%, 1/11/10	$27,500	$27,500,000
Trimble County, Kentucky, TECP, Louisville Gas & Electric, Series 01-B, 1.00%, 12/09/09	35,000	35,000,000

		182,002,000

Louisiana — 1.9%
Calcasieu Parish IDB, RB, Hydroserve Westlake LLC, AMT, VRDN, 0.40%, 11/09/09 (a)	4,500	4,500,000
East Baton Rouge Parish IDB, Inc., RB, Stupp Brothers, Inc., VRDN, 0.26%, 11/09/09 (a)	27,200	27,200,000
Jefferson Parish Finance Authority, RB, ROC-RR-II-R-11086, 0.22%, 11/09/09 (a)(b)(c)	15,140	15,140,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips Holding Co., Inc. Project, Series B, AMT, VRDN, 0.30%, 11/09/09 (a)	3,400	3,400,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips, Inc. Project, Series A, VRDN, 0.29%, 11/09/09 (a)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, BASF Corp. Project, AMT, VRDN, 0.56%, 11/09/09-11/09/09 (a)	14,000	14,000,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN a):
0.27%, 11/02/09	13,000	13,000,000
0.34%, 11/09/09	22,050	22,050,000
Louisiana Public Facilities Authority, RB, Eclipse Funding Trust Series 2007-0042, VRDN, 0.20%, 11/09/09 (a)(b)(c)	21,245	21,245,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS Series 1411Q, 0.26%, 11/09/09 (a)(b)(c)	42,344	42,344,000
Parish of Plaquemines, Louisiana, RB, BP Exploration & Oil, Inc., AMT, VRDN, 0.22%, 1 1/02/09 – 11/02/09 (a)	46,800	46,800,000
Parish of St. Charles, Louisiana, RB, Shell Oil Co. Norco Project, VRDN, 0.29%, 11/02/09 (a)	23,600	23,600,000
State of Louisiana, GO, Series A, VRDN, 0.18%, 11/09/09 (a)	12,340	12,340,000
State of Louisiana, RB, PUTTERS Series 2377, 0.31%, 11/09/09 (a)(b)(c)	9,420	9,420,000

		275,939,000

Maine — 0.7%
Finance Authority of Maine, RB, Dearborn Precision Tubular Project, AMT, VRDN, 0.95%, 11/09/09 (a)	1,365	1,365,000
Finance Authority of Maine, RB, The Jackson Laboratory, VRDN, 0.30%, 11/09/09 (a)	21,230	21,230,000
Maine Health & Higher Educational Facilities Authority, RB, Series A, VRDN, 0.20%, 11/09/09 (a)	33,100	33,100,000
Maine Health & Higher Educational Facilities Authority, RB, Series B, VRDN, 0.26%, 11/09/09 (a)	14,825	14,825,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maine (concluded)
Maine Health & Higher Educational Facilities, RB, Wells Fargo Stage Trust, Series 2009-59C, VRDN, 0.20%, 11/09/09 (a)(b)(c)	$13,195	$13,195,000
Maine State Housing Authority, RB, State S/F Housing, Series H, AMT, VRDN, 0.25%, 11/02/09 (a)	16,500	16,500,000

		100,215,000

Maryland — 0.5%
County of Carroll, Maryland, RB, Fairhaven & Copper Project, Series B VRDN, 0.22%, 11/09/09 (a)	4,200	4,200,000
County of Washington, Maryland, RB, Conservit, Inc. Facilities Project, VRDN, 0.41%, 11/06/09 (a)	4,330	4,330,000
Maryland Community Development Administration, RB, Residential Housing, Series F, VRDN, 0.33%, 11/09/09 (a)	15,000	15,000,000
Maryland Community Development Administration, RB, Residential Housing, Series M, VRDN, 0.25%, 11/09/09 (a)	9,000	9,000,000
Maryland Community Development Administration, RB, Series J, VRDN, 0.25%, 11/09/09 (a)	20,000	20,000,000
Maryland EDC, RB, Bindagraphics, Inc. Project, AMT, VRDN, 0.41%, 11/09/09 (a)	1,300	1,300,000
Maryland EDC, RB, Gamse Lithographing Co., AMT, VRDN, 0.41%, 11/06/09 (a)	2,180	2,180,000
Maryland EDC, RB, Linemark Printing, Inc. Project, AMT, VRDN, 0.46%, 11/06/09 (a)	5,205	5,205,000
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series D, VRDN, 0.17%, 11/02/09 (a)	3,000	3,000,000
Maryland State Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-19, AMT, VRDN, 0.41%, 11/09/09 (a)(b)	4,299	4,299,000
Maryland State Transportation Authority, RB, ROC-RR-II-R-11437, VRDN, 0.24%, 11/09/09 (a)(b)(c)	10,000	10,000,000

		78,514,000

Massachusetts — 5.4%
Commonwealth of Massachusetts, GO, Conservation Loan, Series B, VRDN, 0.24%, 11/02/09 (a)	50,000	50,000,000
Commonwealth of Massachusetts, GO, Series A, VRDN, 0.26%, 11/09/09 (a)	191,190	191,190,000
Commonwealth of Massachusetts, GO, Series B, VRDN, 0.26%, 11/09/09 (a)	36,000	36,000,000
Commonwealth of Massachusetts, RB, P-Floats, Series 3058, VRDN, 0.97%, 11/09/09 (a)	46,920	46,920,000
Commonwealth of Massachusetts, RB, P-Floats, Series 3511, VRDN, 0.97%, 11/09/09 (a)	18,520	18,520,000
Massachusetts Development Finance Agency, RB, Brooksby Village, Inc. Project, VRDN, 0.30%, 7/01/32 (a)	49,670	49,670,000
Massachusetts Development Finance Agency, RB, Buckingham Brown & Nichols, VRDN, 0.26%, 11/09/09 (a)	2,400	2,400,000

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Development Finance Agency, RB, Clark University, VRDN, 0.20%, 11/09/09 (a)	$4,865	$4,865,000
Massachusetts Development Finance Agency, RB, Cleveland Motion Controls, AMT, VRDN, 1.10%, 11/09/09 (a)	2,250	2,250,000
Massachusetts Development Finance Agency, RB, Cordis Mills LLC, AMT, VRDN, 0.26%, 11/09/09 (a)	9,850	9,850,000
Massachusetts Development Finance Agency, RB, Groton School, VRDN, 0.24%, 11/09/09 (a)	15,415	15,415,000
Massachusetts Development Finance Agency, RB, Lesley University, VRDN, 0.27%, 11/09/09 (a)	8,875	8,875,000
Massachusetts Development Finance Agency, RB, Midway Studios Associates Project, Series A, AMT, VRDN, 1.00%, 11/09/09 (a)	10,000	10,000,000
Massachusetts Development Finance Agency, RB, Newbury College, Inc. project, VRDN, 0.21%, 11/09/09 (a)	4,000	4,000,000
Massachusetts Development Finance Agency, RB, Smith College, VRDN, 0.30%, 11/09/09 (a)	66,850	66,850,000
Massachusetts Development Finance Agency, RB, Suffolk University, Series A, VRDN, 0.30%, 11/09/09 (a)	17,370	17,370,000
Massachusetts Development Finance Agency, TECP, Massachusetts Electric Co., Series 04/8-14, 0.50%, 11/05/09	20,000	20,000,000
Massachusetts Health & Educational Facilities Authority, RB, Pool Loan, series O-1, VRDN, 0.18%, 11/09/09 (a)	21,395	21,395,000
Massachusetts School Building Authority, RB, ROC-RR-II-R-10411, 0.21%, 11/09/09 (a)(b)(c)	6,800	6,800,000
Massachusetts State Development Finance Agency, RB, Macon Trust Certificates, Series 2007 344, VRDN, 0.76%, 11/09/09 (a)(b)	76,286	76,286,000
Massachusetts State Health & Educational Facilities, Macon Trust, RB, Series 2007-310, VRDN, 0.76%, 11/09/09 (a)	11,540	11,540,000
Massachusetts State IFA, TECP, NEPCO, Series 92, 1.05%, 11/09/09	30,500	30,500,000
Massachusetts State Special Obligation RB, Puttable Floating Option Tax-Exempt Receipts, P-Floats, Series 4314, VRDN, 0.97%, 11/09/09 (a)(c)	21,365	21,365,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.21%, 11/09/09 (a)(b)	20,000	20,000,000
Massachusetts State Water Pollution Abatement, RB, PUTTERS Series 2847, VRDN, 0.20%, 11/09/09 (a)(b)(c)	3,240	3,240,000
Massachusetts Water Resources Authority, RB, Subseries A, VRDN, 0.28%, 11/09/09 (a)	12,880	12,880,000
University of Massachusetts Building Authority, RB, Senior Community Guaranteed, Series 4, VRDN, 0.20%, 11/09/09 (a)	9,880	9,880,000
University of Massachusetts Building Authority, RB, Senior, Series 3, VRDN, 0.20%, 11/09/09 (a)	11,785	11,785,000

		779,846,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 0.9%
Eastern Michigan University, RB, General, Series A, VRDN, 0.20%, 11/02/09 (a)	$15,000	$15,000,000
Green Lake Township EDC, RB, Interlochen Center for Arts Project, VRDN, 0.20%, 11/02/09 (a)	1,800	1,800,000
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital, Series A, VRDN, 0.23%, 11/09/09 (a)	6,690	6,690,000
Michigan Municipal Bond Authority, RB, State Aid, Series C-2, VRDN, 2.50%, 8/20/10 (a)	25,816	25,731,297
Michigan State HDA, RB, Series A, AMT, VRDN, 0.25%, 11/02/09 (a)	35,800	35,800,000
Michigan State HDA, RB, Series E, AMT, VRDN, 0.34%, 11/09/09 (a)	25,000	25,000,000
Wayne County Airport Authority, RB, Detroit Metro, Series C1, AMT, VRDN, 0.27%, 11/09/09 (a)	20,515	20,515,000

		130,536,297

Minnesota — 0.7%
Minneapolis/Saint Paul Housing Finance Board, RB, ROC-RR-II-R-11210, AMT, 0.30%, 11/09/09 (a)(b)(c)	5,165	5,165,000
Minnesota State, JPMorgan Chase Putters/Drivers Trust, GO, PUTTERS Series 3265, 0.20%, 11/09/09 (a)(b)(c)	1,590	1,590,000
Rochester, Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 2000B, 0.35%, 12/09/09	19,000	19,000,000
Rochester, Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 2000C, 0.35%, 12/09/09	34,000	34,000,000
Rochester, Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 92B, 0.35%, 12/17/09	6,100	6,100,000
Rochester, Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 92C, 0.35%, 12/17/09	31,300	31,300,000

		97,155,000

Mississippi — 0.9%
Mississippi Business Finance Commission, RB, Chevron USA, Inc. Project, Series D, VRDN, 0.45%, 3/01/10 (a)	12,500	12,500,000
Mississippi Business Finance Corp., RB, Jackson Medical Mall Foundation Project, VRDN, 0.30%, 11/09/09 (a)	4,765	4,765,000
Mississippi Development Bank Special Obligation, RB, Harrison Project, Series A, VRDN, 0.27%, 11/09/09 (a)	13,100	13,100,000
Mississippi Development Bank Special Obligation, RB, Municipal Gas Authority, Natural Gas Project, VRDN, 0.19%, 11/09/09 (a)	43,900	43,900,000
Mississippi Development Bank Special Obligation, RB, Walnut Grove Youth, Series A, VRDN, 0.22%, 11/09/09 (a)	11,000	11,000,000
Mississippi State, Clipper Tax-Exempt Certificate Trust, RB, Series 2008-6, AMT, VRDN, 0.29%, 11/09/09 (a)(b)	25,270	25,270,000
State of Mississippi, GO, Nissan Project, Series C, Remarketed, VRDN, 0.20%, 11/09/09 (a)	27,250	27,250,000

		137,785,000

Municipal Bonds	Par (000)	Value

Missouri — 1.6%
Bi-State Development Agency of the Missouri- Illinois Metropolitan District, RB, Transit Improvements, Series A, VRDN, 0.19%, 11/09/09 (a)	$20,000	$20,000,000
Cape Girardeau County IDA, RB, Saint Francis Medical Center, Series B, VRDN, 0.24%, 11/09/09 (a)	4,100	4,100,000
City of Kansas City, Missouri, RB, H. Roe Bartle, Series E, VRDN, 0.22%, 11/09/09 (a)	11,625	11,625,000
Kansas City IDA, RB, KC Downtown Redevelopment Project, Series B, VRDN, 0.30%, 11/09/09 (a)	14,000	14,000,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-1, 0.56%, 5/04/10	5,000	5,000,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-3, 0.73%, 3/03/10	18,150	18,150,000
Missouri State Health & Educational Facilities Authority, RB, Drury College, VRDN, 0.20%, 11/02/09 (a)	5,800	5,800,000
Missouri State Health & Educational Facilities Authority, RB, Eagle Trust Receipts Series 2007-0001A, 0.21%, 11/09/09 (a)(b)(c)	8,470	8,470,000
Missouri State Health & Educational Facilities Authority, RB, Lutheran Senior Services Project, VRDN, 0.22%, 11/09/09 (a)	9,000	9,000,000
Missouri State Health & Educational Facilities Authority, RB, Municipal Trust Receipts Floaters Series 157, VRDN, 0.26%, 11/09/09 (a)(b)(c)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, RB, ROC-RR-II-R-12269, 0.21%, 11/09/09 (a)(b)(c)	31,295	31,295,000
Missouri State Health & Educational Facilities Authority, RB, Rockhurst University, VRDN, 0.20%, 11/02/09 (a)	19,485	19,485,000
Missouri State Health & Educational Facilities Authority, RB, Sisters of Mercy Health System, Series C, VRDN, 0.22%, 11/09/09 (a)	32,455	32,455,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series A-1, Remarketed, VRDN, 0.23%, 11/09/09 (a)	12,000	12,000,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series C-2, Remarketed, VRDN, 0.24%, 11/09/09 (a)	6,340	6,340,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series D-2, 0.32%, 11/02/09 (a)	11,600	11,600,000
Palmyra IDA, RB, BASF Corp. Project, AMT, VRDN, 0.56%, 11/09/09 (a)	8,000	8,000,000

		232,160,000

Nebraska — 1.1%
American Public Energy Agency, RB, National Public Gas Agency Project, Series A, VRDN, 0.19%, 11/09/09 (a)	20,010	20,010,000
Central Plains Energy Project, RB, Project No. 2, VRDN, 0.22%, 11/09/09 (a)	95,000	95,000,000
City of Lincoln, Nebraska, RB, Municipal Trust Receipts Floaters Series 2900, VRDN, 0.23%, 11/09/09 (a)(b)(c)	13,370	13,370,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Douglas County Hospital Authority No. 3, RB, ROC-RR-II-R-11693, VRDN, 0.21%, 11/09/09 (a)(b)(c)	$5,265	$5,265,000
Lincoln, Nebraska, RB, Eclipse Funding Trust Series 2007-0043, VRDN, 0.20%, 11/09/09 (a)(b)	23,385	23,385,000

		157,030,000

Nevada — 1.4%
Austin Trust, GO, Various Certificates, Series 2008-1171, VRDN, 0.26%, 11/09/09 (a)(b)	9,770	9,770,000
Clark County, Nevada, Deutsche Bank SPEARS Trust, RB, Series 669, VRDN, 0.26%, 11/09/09 (a)(b)(c)	3,550	3,550,000
Clark County School District, GO, ROC-RR-II-R-11297, VRDN, 0.20%, 11/09/09 (a)(b)(c)	3,765	3,765,000
County of Clark, Nevada, RB, Airport System Subordinate Lien Series 09A, RAN, 2.50%, 7/15/10	131,196	130,477,237
Director of the State of Nevada Department of Business & Industry, RB, LVE Energy Partners LLC Project, AMT, VRDN, 0.45%, 11/09/09 (a)	13,100	13,100,000
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, AMT, VRDN, 0.37%, 11/09/09 – 11/09/09 (a)	41,000	41,000,000

		201,662,237

New Hampshire — 0.8%
New Hampshire Business Finance Authority, RB, Monadnock Community Hospital, VRDN, 0.21%, 11/02/09 (a)	19,325	19,325,000
New Hampshire Business Finance Authority, RB, Wiggins Airways, Inc., AMT, VRDN, 0.42%, 11/09/09 (a)	3,000	3,000,000
New Hampshire Business Finance Authority, TECP, NEPCO, Series 90A, 1.15%, 11/09/09	81,850	81,850,000
New Hampshire Health & Education Facilities Authority, RB, LRG Healthcare, Series B, VRDN, 0.29%, 11/09/09 (a)	8,370	8,370,000
New Hampshire Health & Education Facilities Authority, RB, River College, VRDN, 0.29%, 11/09/09 (a)	10,675	10,675,000

		123,220,000

New Jersey — 7.1%
Borough of Butler, New Jersey, GO, BAN, 1.50%, 8/27/10	9,403	9,392,024
Borough of Haddonfield, New Jersey, GO, BAN, 1.50%, 7/23/10	5,634	5,622,567
City of Margate City, New Jersey, GO, BAN, 1.50%, 7/13/10	4,836	4,825,089
County of Essex, New Jersey, GO, BAN, 2.00%, 6/24/10	100,444	99,965,692
County of Passaic, New Jersey, GO, BAN, 1.50%, 4/13/10-4/13/10	15,116	15,056,741
Essex County, New Jersey Import Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 3987, VRDN, 0.97%, 11/09/09 (a)(c)	46,800	46,800,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, P-Floats, Series 2805, VRDN, 0.97%, 11/09/09 (a)(c)	$32,735	$32,735,000
New Jersey EDA, RB, P-Floats, Series 3824, VRDN, 0.97%, 11/09/09 (a)(c)	24,500	24,500,000
New Jersey EDA, RB, Series 2009A, RAN, 2.50%, 6/18/10	149,589	148,672,609
New Jersey State Housing & Mortgage Finance Agency, RB, Housing, Series 3, VRDN, 0.40%, 11/09/09 (a)	168,790	168,790,000
New Jersey State Housing & Mortgage Finance Agency S/F Housing, RB, Series O, AMT, VRDN, 0.39%, 11/09/09 (a)	15,500	15,500,000
New Jersey State Turnpike Authority, RB, P-Floats, Series 2493, VRDN, 0.97%, 11/09/09 (a)(c)	24,500	24,500,000
New Jersey State Turnpike Authority, RB, Series C-1, VRDN, 0.30%, 11/09/09 (a)	60,890	60,890,000
State of New Jersey, RB, TRAN, 2.50%, 6/24/10	329,247	327,838,370
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters Series 2959, 0.95%, 11/09/09 (a)(b)(c)	14,215	14,215,000
Township of Berkeley Heights, New Jersey, GO, BAN, 1.50%, 12/15/09	6,740	6,733,150
Township of Old Bridge, New Jersey, GO, BAN, 2.00%, 10/19/10	3,776	3,774,266
Township of Springfield, New Jersey/Union County, GO BAN, 1.50%, 8/13/10	9,591	9,573,918
Township of Woodbridge, New Jersey, GO, BAN, 1.50%, 7/02/10	20,148	20,098,656

		1,039,483,082

New Mexico — 1.0%
County of Bernalillo, New Mexico, Refunding RB, 2.00%, 6/15/10	5,062	5,038,231
New Mexico Educational Assistance Foundation, RB, Series A, AMT, VRDN, 0.30%, 11/09/09 (a)	5,000	5,000,000
New Mexico Educational Assistance Foundation, RB, Student Loans, Series A-1, VRDN, 0.30%, 11/09/09 (a)	15,000	15,000,000
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc Trust, RB, Municipal Trust Receipts Floaters Series I-36, AMT, VRDN, 0.38%, 11/09/09 (a)(b)(c)	15,000	15,000,000
New Mexico Finance Authority, RB, Eclipse Funding Trust Series 2006-0034, 0.20%, 11/09/09 (a)(b)	10,355	10,355,000
New Mexico Finance Authority, RB, Subseries A1, VRDN, 0.20%, 11/09/09 (a)	19,000	19,000,000
New Mexico Hospital Equipment Loan Council, RB, Presbyterian Healthcare Foundation, Series B, VRDN, 0.25%, 11/09/09 (a)	19,360	19,360,000
New Mexico Hospital Equipment Loan Council, RB, Presbyterian Healthcare Foundation, Series C, VRDN, 0.23%, 11/09/09 (a)	10,400	10,400,000
New Mexico Mortgage Finance Authority, RB, AMT, 1.03%, 1/12/10	40,500	40,500,000

		139,653,231

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 4.8%
Metropolitan Transportation Authority, RB, Eagle Trust Receipts Series 2007-0095A, VRDN, 0.20%, 11/09/09 (a)(b)(c)	$7,000	$7,000,000
Metropolitan Transportation Authority, RB, ROC-RR-II-R-12289, VRDN, 0.20%, 11/09/09 (a)(b)(c)	27,545	27,545,000
New York City Housing Development Corp., RB, Series I-2, AMT, 0.72%, 5/13/10	12,500	12,500,000
New York City Housing Development Corp., RB, State M/F Housing, One Columbus Place, Series A, AMT, VRDN, 0.23%, 11/09/09 (a)	17,500	17,500,000
New York City Housing Development Corp., RB, State M/F Housing, Westport Development, Series A, AMT, VRDN, 0.23%, 11/09/09 (a)	49,000	49,000,000
New York City Municipal Finance Authority, TECP, 0.30%, 12/09/09	61,800	61,800,000
New York City Municipal Water Finance Authority TECP, 0.45%, 12/09/09	28,500	28,500,000
New York City Municipal Water Finance Authority TECP, Series 7, 0.40%, 11/12/09	13,200	13,200,000
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0046A, VRDN, 0.20%, 11/09/09 (a)(b)(c)	31,430	31,430,000
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts Series 2009-0047A, VRDN, 0.20%, 11/09/09 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters Series 2843, VRDN, 0.21%, 11/09/09 (a)(b)(c)	24,565	24,565,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters Series 1501, VRDN, 0.19%, 11/09/09 (a)(b)(c)	11,900	11,900,000
New York City Municipal Water Finance Authority, RB, PUTTERS, Series 3026, VRDN, 0.20%, 11/09/09 (a)(b)(c)	4,000	4,000,000
New York City Municipal Water Finance Authority, RB, ROC-RR-II-R-12309, VRDN, 0.20%, 11/09/09 (a)(b)(c)	21,495	21,495,000
New York City Municipal Water Finance Authority, RB, ROC-RR-II-R-406, VRDN, 0.20%, 11/09/09 (a)(b)(c)	24,135	24,135,000
New York City Transitional Finance Authority, RB, Series 3, Subseries 3B, VRDN, 0.20%, 11/02/09 (a)	21,040	21,040,000
New York Local Government Assistance Corp., RB, Sub Lien, Series 4V, VRDN, 0.30%, 11/09/09 (a)	16,000	16,000,000
New York Mortgage Agency/New York, RB, State S/F Housing, Series 159, VRDN, 0.22%, 11/09/09 (a)	16,500	16,500,000
New York State Dormitory Authority, RB, Eagle Trust Receipts Series 2007-0002A, VRDN, 0.20%, 11/09/09 (a)(b)(c)	20,000	20,000,000
New York State Dormitory Authority, RB, Mental Health, Remarketed VRDN, 0.25%, 11/02/09 (a)	75,715	75,715,000
New York State Environmental Facilities Corp., RB, ROC-RR-II-R-12273, VRDN, 0.20%, 11/09/09 (a)(b)(c)	5,710	5,710,000

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Urban Development Corp., RB, Service Contract, Series A-2, VRDN, 0.27%, 11/09/09 (a)	$40,000	$40,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS Trust, RB, Series 3194, AMT, VRDN, 0.32%, 11/09/09 (a)(b)(c)	47,990	47,990,000
Poughkeepsie IDA, RB, Manor at Woodside Project, AMT, VRDN, 0.45%, 11/09/09 (a)	15,725	15,725,000
Sales Tax Asset Receivable Corp., RB, Municipal Trust Receipts Floaters Series 2901, VRDN, 0.21%, 11/09/09 (a)(b)(c)	32,545	32,545,000
Sales Tax Asset Receivable Corp., RB, ROC-RR-II-R-10395, VRDN, 0.23%, 11/09/09 (a)(b)(c)	33,905	33,905,000
Triborough Bridge & Tunnel Authority, RB, Series A, VRDN, 0.29%, 11/09/09 (a)	28,810	28,810,000

		698,510,000

North Carolina — 2.3%
BB&T Municipal Trust, RB, Municipal Trust Receipts Floaters Series 1016, VRDN, 0.33%, 11/09/09 (a)(b)(c)	19,420	19,420,000
Charlotte-Mecklenburg Hospital Authority, RB, Carolinas Healthcare System, Series B, VRDN, 0.19%, 11/02/09 (a)	10,300	10,300,000
Charlotte-Mecklenburg Hospital Authority, RB, CMC Northeast, Inc., Series H, VRDN, 0.17%, 11/02/09 (a)	28,200	28,200,000
Charlotte-Mecklenburg Hospital Authority, RB, Series F, VRDN, 0.60%, 11/09/09 (a)	45,305	45,305,000
Charlotte-Mecklenburg Hospital Authority, RB, Series G, VRDN, 0.45%, 11/09/09 (a)	19,800	19,800,000
City of Raleigh, North Carolina, RB, 7 Month Window, VRDN, 0.36%, 11/09/09 (a)	5,000	5,000,000
County of Forsyth, North Carolina, GO, Series B, VRDN, 0.22%, 11/09/09 (a)	7,070	7,070,000
Mecklenburg County, North Carolina, GO, 7 Month Windows, Series D, VRDN, 0.36%, 11/09/09 (a)	9,000	9,000,000
North Carolina Capital Facilities Finance Agency, RB, Campbell University, VRDN, 0.26%, 11/09/09 (a)	4,935	4,935,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLIC, Series A, AMT, VRDN, 0.25%, 11/09/09 (a)	11,000	11,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLIC, Series B, AMT, VRDN, 0.37%, 11/09/09 (a)	7,000	7,000,000
North Carolina Medical Care Commission, RB, Iredell Memorial Hospital, Inc., VRDN, 0.21%, 11/02/09 (a)	7,160	7,160,000
North Carolina Medical Care Commission, RB, Moses H. Cone Health System, Series B, VRDN, 0.20%, 11/09/09 (a)	10,300	10,300,000
North Carolina Medical Care Commission, RB, Novant Health, Inc., Series B, VRDN, 0.22%, 11/09/09 (a)	3,000	3,000,000
North Carolina Medical Care Commission, RB, ROC-RR-II-R-10313, VRDN, 0.24%, 11/09/09 (a)(b)(c)	12,500	12,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	37

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, WakeMed, Series B, VRDN, 0.22%, 11/09/09 (a)	$9,400	$9,400,000
North Carolina State Education Assistance Authority, RB, Student Loan, Series A-2, AMT, VRDN, 0.29%, 11/09/09 (a)	14,000	14,000,000
Raleigh Durham Airport Authority, RB, Series A, AMT, VRDN, 0.28%, 11/09/09 (a)	100,690	100,690,000
University of North Carolina at Chapel Hill, RB, ROC-RR-II-R-11292, 0.21%, 11/09/09 (a)(b)(c)	3,075	3,075,000

		327,155,000

Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, RB, Hospital Facilities Summa Health System, Series B, VRDN, 0.22%, 11/09/09 (a)	24,635	24,635,000
City of Columbus, Ohio, GO, Transportation Projects, Limited Tax Notes Series 1, 2.50%, 12/16/09	7,097	7,011,679
City of Cuyahoga Falls, Ohio, GO, Various Purposes, Limited Tax, 2.75%, 12/09/09	2,532	2,503,246
City of Mason, Ohio, GO, Community Center Project, BAN, 2.00%, 7/28/10	4,650	4,650,000
County of Butler, Ohio, GO, Various Purposes Project, BAN, 1.25%, 8/05/10	6,895	6,886,288
County of Cuyahoga, Ohio, GO, BAN, 2.50%, 12/23/09	15,215	15,030,055
County of Franklin, Ohio, RB, Nationwide Children’s Hospital, Series C, VRDN, 0.19%, 11/09/09 (a)	11,735	11,735,000
County of Franklin, Ohio, RB, Nationwide Children’s Hospital, Series D, VRDN, 0.19%, 11/09/09 (a)	8,620	8,620,000
County of Hamilton, Ohio, RB, Episcopal Retirement Homes, Inc., Series A VRDN, 0.70%, 11/09/09 (a)	6,100	6,100,000
County of Hamilton, Ohio, RB, Episcopal Retirement Homes, Inc., Series B, VRDN, 0.70%, 11/09/09 (a)	11,395	11,395,000
County of Marion, Ohio, GO, University Drive Project, BAN, 2.75%, 12/02/09	904	900,361
County of Miami, Ohio, GO, Various Purposes Project, BAN, 2.50%, 11/24/09	1,256	1,250,369
Ohio Air Quality Development Authority, RB, Cincinnati Gas & Electric, Series B, VRDN, 0.45%, 11/09/09 (a)	1,300	1,300,000
Ohio Air Quality Development Authority, PCRB, FirstEnergy Generation, Series A, VRDN, 0.65%, 11/09/09 (a)	46,420	46,420,000
Ohio State Higher Educational Facility Commission, RB, Eagle Trust Receipts Series 2007-0041A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	47,400	47,400,000
Ohio State Water Development Authority, RB, FirstEnergy Nuclear Generation, Series B, VRDN, 0.21%, 11/02/09 (a)	15,000	15,000,000
Olentangy Local School District Ohio, GO, Eclipse Funding Trust Series 2007-0007, VRDN, 0.20%, 11/09/09 (a)(b)	15,165	15,165,000
Rickenbacher Port Authority, RB, ROC-RR-II-R-591CE, VRDN, 0.46%, 11/09/09 (a)(b)(c)	5,700	5,700,000

		231,701,998

Municipal Bonds	Par (000)	Value

Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, ConocoPhillips Holding Co. Project, AMT, VRDN, 0.30%, 11/09/09 (a)	$10,000	$10,000,000
Oklahoma Development Finance Authority, RB, ConocoPhillips Project, AMT, VRDN, 0.30%, 11/09/09 (a)	29,300	29,300,000
Tulsa Airports Improvement Trust, RB, Tulsa International Airport, Series C, AMT, VRDN, 0.40%, 11/09/09 (a)	10,180	10,180,000

		49,480,000

Oregon — 0.2%
Clackamas County Hospital Facility Authority, RB, Mary’s Woods at Marylhurst, VRDN, 0.27%, 11/09/09 (a)	9,950	9,950,000
Oregon State Facilities Authority, RB, Childpeace Montessori, Series A, VRDN, 0.22%, 11/09/09 (a)	7,000	7,000,000
Oregon State Facilities Authority, RB, Oregon Episcopal School Projects, Series A, VRDN, 0.24%, 11/09/09 (a)	7,000	7,000,000

		23,950,000

Pennsylvania — 3.1%
Berks County, Pennsylvania Municipal Authority, RB, RBC Municipal Products, Inc. Trust Various States, Series C-13, 0.28%, 11/01/11 (b)	15,995	15,995,000
City of Philadelphia, Pennsylvania, RB, VRDN, 0.29%, 11/09/09 (a)	35,175	35,175,000
City of Philadelphia, RB, Gas, Series B, VRDN, 0.20%, 11/09/09 (a)	32,500	32,500,000
City of Philadelphia, RB, Gas, Series E, VRDN, 0.20%, 11/09/09 (a)	11,000	11,000,000
County of Lehigh, Pennsylvania, RB, Lehigh Valley Health Network, Series B, VRDN, 0.21%, 11/02/09 (a)	5,000	5,000,000
County of Lehigh, Pennsylvania, RB, Lehigh Valley Health Network, Series C, VRDN, 0.20%, 11/02/09 (a)	15,250	15,250,000
Emmaus General Authority, RB, Loan Program, Series A, Remarketed, VRDN, 0.22%, 11/09/09 (a)	73,500	73,500,000
Emmaus General Authority, RB, VRDN, 0.32%, 11/09/09 (a)	25,250	25,250,000
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, AMT, VRDN, 0.37%, 11/09/09 (a)	8,000	8,000,000
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, Series B, VRDN, 0.20%, 11/09/09 (a)	5,905	5,905,000
Pennsylvania HFA, RB, Municipal Trust Receipts Floaters Series 2998, AMT, 0.26%, 11/09/09 (a)(b)(c)	10,540	10,540,000
Pennsylvania HFA, RB, Rental Housing, Series D, VRDN, 0.26%, 11/09/09 (a)	5,110	5,110,000
Pennsylvania HFA, RB, Series 2006-94B, AMT, VRDN, 0.29%, 11/09/09 (a)	25,165	25,165,000
Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, 0.29%, 11/09/09 (a)(b)(c)	17,385	17,385,000
Pennsylvania Turnpike Commission, RB, Series U, VRDN, 0.25%, 11/09/09 (a)	84,560	84,560,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia Authority for IDRB, Liberty Lutheran Services Project, VRDN, 0.22%, 11/09/09 (a)	$17,910	$17,910,000
Philadelphia Authority for IDRB, Series B, Remarketed, VRDN, 0.20%, 11/09/09 (a)	25,000	25,000,000
Philadelphia School District, GO, Subseries A-2, VRDN, 0.19%, 11/09/09 (a)	18,475	18,475,000
Southcentral General Authority, RB, Wellspan Health Group, Series C, VRDN, 0.31%, 11/09/09 (a)	8,400	8,400,000
Venango, Pennsylvania IDA TECP, Scrubgrass, 1.40%, 11/03/09	4,252	4,252,000
Venango, Pennsylvania IDA TECP, Scrubgrass, Series 1993, 1.40%, 11/02/09	12,500	12,500,000

		456,872,000

Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO, Public Improvement, Series C4, VRDN, 0.32%, 11/09/09 (a)	36,100	36,100,000
Commonwealth of Puerto Rico, GO, Public Improvement, Series C5, VRDN, 0.32%, 11/09/09 (a)	156,415	156,415,000
Commonwealth of Puerto Rico, GO, Series B-3, Remarketed, VRDN, 0.45%, 11/09/09 (a)	21,950	21,950,000
Commonwealth of Puerto Rico, GO, Series B-4, Remarketed, VRDN, 0.45%, 11/09/09 (a)	6,800	6,800,000
Puerto Rico Electric Power Authority, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4147, VRDN, 0.97%, 11/09/09 (a)(b)(c)	55,580	55,580,000
Puerto Rico Highway & Transportation Authority, RB, P-Floats, Series 3189, VRDN, 0.97%, 11/09/09 (a)	77,345	77,345,000
Puerto Rico Highway & Transportation Authority, RB, P-Floats, Series 3677, VRDN, 0.97%, 11/09/09 (a)	7,580	7,580,000
Puerto Rico Highway & Transportation Authority, RB, ROC-RR-II-R-10327CE, VRDN, 0.96%, 11/09/09 (a)(b)(c)	3,000	3,000,000
Puerto Rico, Austin Trust Various Certificates, Series 2008-355, VRDN, 0.66%, 11/09/09 (a)(b)(c)	85,700	85,700,000

		450,470,000

Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., RB, Roger Williams University, Series A, VRDN, 0.26%, 11/09/09 (a)	10,460	10,460,000
Rhode Island Housing & Mortgage Finance Corp., RB, Groves at Johnston Project, AMT, VRDN, 1.00%, 11/09/09 (a)	17,500	17,500,000
Rhode Island Housing & Mortgage Finance Corp., RB, JPMorgan Chase PUTTERS Trust, Series 3210, VRDN, 0.20%, 11/09/09 (a)(b)(c)	14,905	14,905,000
Rhode Island Housing & Mortgage Finance Corp., RB, State M/F Mortgage, Smith Building, Series A, AMT, VRDN, 0.40%, 11/09/09 (a)	2,175	2,175,000
State of Rhode Island, RB, Immunex Corp. Sewer Project, AMT, VRDN, 0.42%, 11/09/09 (a)	3,020	3,020,000

		48,060,000

Municipal Bonds	Par (000)	Value

South Carolina — 1.5%
County of Berkeley, South Carolina, GO, BAN, 1.25%, 5/28/10	$9,170	$9,139,532
County of Berkeley, South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.34%, 11/09/09 (a)	15,000	15,000,000
County of Berkeley, South Carolina, RB, Nucor Corp. Project, VRDN, 0.37%, 11/09/09 (a)	9,400	9,400,000
County of Darlington, South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.34%, 11/09/09 (a)	4,100	4,100,000
Greenville County, South Carolina School District, JPMorgan Chase PUTTERS Trust, RB, Series 3165, VRDN, 0.20%, 11/09/09 (a)(b)(c)	15,995	15,995,000
Greenville Hospital System Board, RB, Series C, VRDN, 0.21%, 11/09/09 (a)	4,500	4,500,000
Piedmont Municipal Power Agency, RB, Series B, VRDN, 0.35%, 11/09/09 (a)	25,900	25,900,000
Piedmont Municipal Power Agency, RB, Series C, VRDN, 0.35%, 11/09/09 (a)	2,300	2,300,000
South Carolina Jobs — EDA, RB, Core Materials Corp. Project, AMT, VRDN, 1.10%, 11/09/09 (a)	2,615	2,615,000
South Carolina Jobs — EDA, RB, Electric City Printing Co. Project, AMT, VRDN, 0.52%, 11/09/09 (a)	2,800	2,800,000
South Carolina Jobs — EDA, RB, Giant Cement Holding, Inc., AMT, VRDN, 0.32%, 11/09/09 (a)	39,000	39,000,000
South Carolina Jobs — EDA, RB, University Medical Associates Refinance Project, VRDN, 0.21%, 11/02/09 (a)	29,000	29,000,000
South Carolina State Public Service Authority, RB, Eclipse Funding Trust Series 2006-0064, VRDN, 0.20%, 11/09/09 (a)(b)	24,810	24,810,000
South Carolina Transportation Infrastructure Bank, RB, Series B1, Remarketed, VRDN, 0.19%, 11/09/09 (a)	8,160	8,160,000
Spartanburg County Regional Health Services District, RB, Series C, VRDN, 0.25%, 11/09/09 (a)	19,415	19,415,000
State of South Carolina, GO, ROC-RR-II-R-692WF, VRDN, 0.20%, 11/09/09 (a)(b)(c)	4,140	4,140,000

		216,274,532

Tennessee — 3.6%
Blount County, Tennessee Public Building Authority, RB, Eclipse Funding Trust Series 2007-0005, VRDN, 0.20%, 11/09/09 (a)(b)	27,600	27,600,000
City of Memphis, Tennessee, GO, BAN, 2.00%, 5/18/10	10,146	10,078,908
County of Shelby, Tennessee, GO, Public Improvements, Series B, VRDN, 0.24%, 11/09/09 (a)	76,770	76,770,000
County of Shelby, Tennessee, GO, Series C, VRDN, 0.25%, 11/09/09 (a)	59,750	59,750,000
Memphis-Shelby County, Tennessee Sports Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-22, AMT, VRDN, 0.23%, 11/09/09 (a)(b)(c)	12,795	12,795,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Ascension Health, VRDN, 0.41%, 11/09/09 (a)	$17,675	$17,675,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Belmont University, VRDN, 0.21%, 11/09/09 (a)	6,000	6,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Lipscomb University, VRDN, 0.21%, 11/09/09 (a)	15,000	15,000,000
Metropolitan Nashville Airport Authority, RB, Series A, VRDN, 0.22%, 11/09/09 (a)	5,500	5,500,000
Montgomery County Public Building Authority, RB, Tennessee County Loan Pool, VRDN (a):
0.23%, 11/02/09	47,485	47,485,000
0.26%, 11/09/09	11,080	11,080,000
Municipal Energy Acquisition Corp., RB, PUTTERS Series 1578, VRDN, 0.26%, 11/09/09 (a)(b)(c)	115,060	115,060,000
Municipal Energy Acquisition Corp., RB, PUTTERS Series 1579, VRDN, 0.26%, 11/09/09 (a)(b)(c)	28,635	28,635,000
Sevier County Public Building Authority, RB, Local Government Public Improvement Series VII-E-1, VRDN, 0.35%, 11/09/09 (a)	7,000	7,000,000
Shelby County Health Educational & Housing Facilities Board, RB, Arbors of Germantown Project, VRDN, 0.22%, 11/09/09 (a)	11,800	11,800,000
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Health, Series B, VRDN, 0.20%, 11/09/09 (a)	54,800	54,800,000
Shelby County Health Educational & Housing Facilities Board, RB, Trezevant Manor Project, Series B, VRDN, 0.22%, 11/09/09 (a)	6,000	6,000,000
Tennergy Corp., RB, BNP Paribas STARS Certificates Trust Series 2006-001, 0.26%, 11/09/09 (a)(b)(c)	10,385	10,385,000

		523,413,908

Texas — 12.8%
Bexar County, Texas, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4651, VRDN, 0.26%, 11/09/09 (a)(b)(c)	13,330	13,330,000
Brazos Harbor IDC, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.30%, 11/09/09 (a)	6,000	6,000,000
Brazos River Harbor Navigation District, RB, BASF Corp. Project, AMT, VRDN, 0.56%, 11/09/09 (a)	24,500	24,500,000
Brazos River Harbor Navigation District, RB, Multi-Mode, BASF Corp. Project, AMT, VRDN, 0.56%, 11/09/09 (a)	20,000	20,000,000
City of Austin, Texas, RB, Hotel Occupancy Tax, Subseries A, VRDN, 0.26%, 11/09/09 (a)	12,820	12,820,000
City of Dallas, Texas, RB, ROC-RR-II-R-12279, VRDN, 0.21%, 11/09/09 (a)(b)(c)	7,805	7,805,000
City of Fort Worth, GO, Public Improvements, 3.00%, 3/01/10	1,147	1,144,099
City of Houston, Texas, RB, First Lien, Series A1, VRDN, 0.21%, 11/09/09 (a)	38,700	38,700,000
City of San Antonio, Texas, RB, Eagle Trust Receipts Series 2006-0005A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value

Texas (continued)
City of San Antonio, Texas, RB, Eagle Trust Receipts Series 720053010A, VRDN, 0.24%, 11/09/09 (a)(b)(c)	$34,550	$34,550,000
City of San Antonio, Texas, RB, Hotel Occupancy Tax, Sub Lien, VRDN, 0.22%, 11/09/09 (a)	42,700	42,700,000
County of Bexar, Texas, GO, PUTTERS Series 537, VRDN, 0.26%, 11/09/09 (a)(b)(c)	3,975	3,975,000
County of Denton, Texas, GO, Municipal Trust Receipts Floaters Series 117, VRDN, 0.20%, 11/02/09 (a)(b)(c)	8,930	8,930,000
County of Harris, Texas, RB, Municipal Trust Receipts Floaters Series 31-A, VRDN, 0.26%, 11/09/09 (a)(b)(c)	14,000	14,000,000
County of Harris, Texas, RB, Toll Road, Senior Lien, Series B2, VRDN, 2.00%, 8/12/10 (a)	45,680	45,528,293
Cypress-Fairbanks Independent School District, GO, Roc-RR-II-R-12104, VRDN, 0.21%, 11/09/09 (a)(b)(c)	9,900	9,900,000
Del Valle Independent School District, Texas, GO, PUTTERS Series 1946, VRDN, 0.29%, 11/09/09 (a)(b)(c)	17,265	17,265,000
Denton Independent School District, GO, PUTTERS Series 2603, VRDN, 0.21%, 11/09/09 (a)(b)(c)	7,420	7,420,000
Eagle Mountain & Saginaw Independent School District, GO, Municipal Trust Receipts, Series 141, VRDN, 0.30%, 11/09/09 (a)(b)(c)	12,000	12,000,000
Fort Worth Independent School District, GO, PUTTERS Series 2582, VRDN, 0.21%, 11/09/09 (a)(b)(c)	8,515	8,515,000
Fort Worth, Texas, Deutsche Bank SPEARS Trust, RB, Series 515, VRDN, 0.26%, 11/09/09 (a)(b)(c)	18,880	18,880,000
Galena Park Independent School District, GO, Municipal Trust Receipts Floaters Series 154, VRDN, 0.26%, 11/09/09 (a)(b)(c)	11,065	11,065,000
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, Series C, VRDN, 0.25%, 11/02/09 (a)	34,100	34,100,000
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, VRDN, 0.26%, 11/09/09 (a)	19,775	19,775,000
Gulf Coast Waste Disposal Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.34%, 11/09/09 (a)	2,800	2,800,000
Gulf Coast Waste Disposal Authority, RB, Air Products, Inc. Project, AMT, VRDN, 0.34%, 11/09/09 – 11/09/09 (a)	29,500	29,500,000
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital Project, Series C2, VRDN, 0.18%, 11/02/09 (a)	43,140	43,140,000
Harris County Health Facilities Development Corp., RB, Methodist Hospital System, Series A-2, VRDN, 0.18%, 11/02/09 (a)	45,500	45,500,000
Harris County Health Facilities Development Corp., RB, Saint Luke’s Episcopal Health, Series A, VRDN, 0.35%, 11/09/09 (a)	70,500	70,500,000
Harris County Health Facilities Development Corp., RB, St. Luke’s Episcopal Hospital, Series B, VRDN, 0.25%, 11/09/09 (a)	40,000	40,000,000
Harris County Hospital District, RB, ROC-RR-II-R-12075, VRDN, 0.21%, 11/09/09 (a)(b)(c)	17,000	17,000,000

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Harris County, Texas, Clipper Tax-Exempt Certificate Trust, GO, Series 2007-46, AMT, VRDN, 0.29%, 11/09/09 (a)(b)(c)	$10,360	$10,360,000
Houston, Texas, RB, Puttable Floating Option Tax-Exempt Receipts, Series 4159, VRDN, 1.01%, 11/09/09 (a)(b)(c)	18,295	18,295,000
Jewett EDC, IDRB, Nucor Corp. Project, AMT, VRDN, 0.37%, 11/09/09 (a)	6,200	6,200,000
Keller Independent School District, GO, Municipal Trust Receipts, Series 111, VRDN, 0.20%, 11/02/09 (a)(b)(c)	33,700	33,700,000
Lake Travis Independent School District, GO, PUTTERS Series 1882, 0.21%, 11/09/09 (a)(b)(c)	9,770	9,770,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, AMT, VRDN, 0.34%, 11/09/09 (a)	22,500	22,500,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, VRDN, 0.34%, 11/09/09 (a)	20,000	20,000,000
Port Houston Authority, JPMorgan Chase PUTTERS Trust, GO, Series 3170, AMT, VRDN, 0.34%, 11/09/09 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority of Nueces County Texas, RB, Flint Hills Resources LP, Series A, AMT, VRDN, 0.56%, 11/09/09 (a)	10,250	10,250,000
Port of Port Arthur Navigation District, RB, BASF Corp. Project, Series A, AMT, VRDN, 0.56%, 11/09/09 (a)	15,000	15,000,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, AMT, VRDN, 0.38%, 11/09/09 (a)	7,200	7,200,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC, Series M, VRDN, 0.30%, 11/09/09 (a)	22,035	22,035,000
Port of Port Arthur Navigation District, RB, Multi-Mode, Atofina Project, Series B, VRDN, 0.25%, 11/09/09 (a)	10,000	10,000,000
Port of Port Arthur Navigation District, RB, Total Petrochemicals Project, AMT, VRDN, 0.25%, 11/09/09 (a)	50,000	50,000,000
State of Texas, GO, College Student Loan, VRDN, 0.48%, 11/02/09 (a)	20,520	20,520,000
State of Texas, GO, Eagle Trust Receipts Series 2007-0090A, VRDN, 0.21%, 11/09/09 (a)(b)(c)	29,195	29,195,000
State of Texas, GO, ROC-RR-II-R-11082, VRDN, 0.21%, 11/09/09 (a)(b)(c)	7,535	7,535,000
State of Texas, GO, Veterans Housing, Series A-2, AMT, VRDN, 0.30%, 11/09/09 (a)	6,000	6,000,000
State of Texas, RB, RAN, 2.50%, 8/31/10	673,352	671,077,552
Texas A&M University, RB, ROC-RR-II-R-11085, VRDN, 0.21%, 11/09/09 (a)(b)(c)	4,585	4,585,000
Texas Department of Housing & Community Affairs, RB, ROC-RR-II-R-11215WF, AMT, VRDN, 0.27%, 11/09/09 (a)(b)(c)	10,000	10,000,000
Texas Department of Transportation TECP, Series A, 0.45%, 11/17/09	48,000	48,000,000
Texas Municipal Gas Acquisition & Supply Corp, RB, ROCS-RR-II-R-10014, VRDN, 0.51%, 11/09/09 (a)(b)(c)	39,510	39,510,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Municipal Gas Acquisition & Supply Corp. II, RB, BNP Paribas STARS Certificates Trust Series 2007-042-19, VRDN, 0.20%, 11/09/09 (a)(b)(c)	$63,650	$63,650,000
Texas State Turnpike Authority, RB, ROC-RR-II-R-12248, VRDN, 0.21%, 11/09/09 (a)(b)(c)	24,750	24,750,000
Trinity River Authority, RB, Community Waste Disposal Project, VRDN, 0.32%, 11/09/09 (a)	4,170	4,170,000
Waco, Texas, RB, Eclipse Funding Trust Series 2007-0040, VRDN, 0.20%, 11/09/09 (a)(b)	10,485	10,485,000

		1,868,844,944

Utah — 1.0%
City of Murray, Utah, RB, IHC Health Services, Inc., Series C, VRDN (a):
0.20%, 11/02/09	20,000	20,000,000
0.18%, 11/02/09	10,500	10,500,000
City of Murray, Utah, RB, IHC Health Services, Inc., Series D, VRDN, 0.20%, 11/02/09 (a)	30,000	30,000,000
County of Carbon, Utah, RB, PacifiCorp, Remarketed, VRDN, 0.27%, 11/09/09 (a)	3,800	3,800,000
County of Emery, Utah, RB, PacifiCorp, Remarketed, VRDN, 0.22%, 11/09/09 (a)	12,000	12,000,000
Utah Housing Corp., RB, State M/F Housing, Series DCl, AMT, VRDN, 0.36%, 11/09/09 (a)	17,000	17,000,000
Utah Housing Corp., RB, State S/F Housing, Series B2C, VRDN, 0.40%, 11/09/09 (a)	11,075	11,075,000
Utah Housing Corp., RB, State S/F Housing, Series DCl, AMT, VRDN, 0.36%, 11/09/09 (a)	10,540	10,540,000
Utah Housing Corp., RB, State S/F Housing, Series E1C, VRDN, 0.26%, 11/09/09 (a)	13,000	13,000,000
Utah Housing Corp., RB, State S/F Housing, Series GCl, AMT, VRDN, 0.36%, 11/09/09 (a)	15,935	15,935,000
Utah Transit Authority, RB, PUTTERS Series 1107B, 0.26%, 11/09/09 (a)(b)(c)	2,365	2,365,000

		146,215,000

Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, Landmark College, Inc. Project, Series A, VRDN, 0.21%, 11/02/09 (a)	3,250	3,250,000
Vermont Student Assistance Corp., RB, Senior Series C-1, AMT, VRDN, 0.27%, 11/09/09 (a)	15,000	15,000,000

		18,250,000

Virginia — 0.6%
Capital Beltway Funding Corp., RB, Senior Lien, I-495 Hot Lanes, Series D, AMT, VRDN, 0.25%, 11/09/09 (a)	6,000	6,000,000
Charlottesville IDA, RB, University of Virginia Foundation Projects, Series B, VRDN, 0.26%, 11/09/09 (a)	11,055	11,055,000
Lexington IDA, RB, MERLOTS Trust Receipts Series E01, 0.20%, 11/09/09 (a)(b)(c)	5	5,000
Sussex County IDA, RB, McGill Environmental Systems, AMT, VRDN, 0.36%, 11/09/09 (a)	1,920	1,920,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 3B, VRDN, 0.19%, 11/09/09 (a)(b)(c)	3,335	3,335,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters Series 4B, VRDN, 0.19%, 11/09/09 (a)(b)(c)	$3,335	$3,335,000
Virginia College Building Authority, JPMorgan Chase Putters/Drivers Trust, RB, PUTTERS Series 3276, 0.20%, 11/09/09 (a)(b)(c)	4,050	4,050,000
Virginia College Building Authority, RB, 21st Century College, Series B, VRDN, 0.21%, 11/02/09 (a)	13,900	13,900,000
Virginia College Building Authority, RB, 21st Century College, Series C, VRDN, 0.21%, 11/02/09 (a)	7,400	7,400,000
Virginia College Building Authority, RB, University of Richmond Project, VRDN, 0.21%, 11/02/09 (a)	16,200	16,200,000
Virginia HDA, RB, MERLOTS Trust Receipts Series C42, AMT, VRDN, 0.30%, 11/09/09 (a)(b)(c)	3,470	3,470,000
Virginia Port Authority, RB, Series 2009 BAN, 2.00%, 5/18/10	15,217	15,122,688

		85,792,688

Washington — 2.2%
Chelan County, Washington Public Utilities District, RB, Eclipse Funding Trust Series 2007-0047, VRDN, 0.20%, 11/09/09 (a)(b)(c)	11,465	11,465,000
City of Bellevue, Washington, GO, Eagle Trust Receipts Series 2008-0025A, VRDN, 0.26%, 11/09/09 (a)(b)(c)	3,050	3,050,000
City of Seattle, Washington, GO, PUTTERS Series 3024, VRDN, 0.20%, 11/09/09 (a)(b)(c)	4,530	4,530,000
City of Tacoma, Washington, GO, PUTTERS Series 1220, VRDN, 0.31%, 11/09/09 (a)(b)(c)	10,165	10,165,000
Energy Northwest, RB, Series 1A-1, VRDN, 0.24%, 11/09/09 (a)	8,285	8,285,000
King County, Washington, Barclays Capital Municipal Trust Receipts, GO, Municipal Trust Receipts Floaters Series 1W, VRDN, 0.19%, 11/09/09 (a)(b)(c)	4,000	4,000,000
Port Bellingham IDC, RB, BP Plc Project, VRDN, 0.22%, 11/02/09 (a)	36,800	36,800,000
Port of Seattle, Washington, GO, Municipal Trust Receipts Floaters Series 2993, AMT, VRDN, 0.26%, 11/09/09 (a)(b)(c)	10,715	10,715,000
Seattle Housing Authority, RB, Douglas Apartments Project, VRDN, 1.26%, 11/09/09 (a)	5,700	5,700,000
State of Washington, GO, Macon Trust Certificates Series D, VRDN, 0.26%, 11/09/09 (a)(b)(c)	5,715	5,715,000
State of Washington, GO, PUTTERS, Series 748, VRDN, 0.26%, 11/09/09 (a)	6,690	6,690,000
State of Washington, GO, ROC-RR-II-R-12285, VRDN, 0.21%, 11/09/09 (a)(b)(c)	11,625	11,625,000
Washington Economic Development Finance Authority, RB, Waste Management, Inc., Series D, AMT, VRDN, 0.30%, 11/09/09 (a)	4,000	4,000,000
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series B, VRDN, 0.20%, 11/09/09 (a)	22,900	22,900,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, Series B, VRDN, 0.25%, 11/09/09 (a)	19,795	19,795,000

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington Health Care Facilities Authority, RB, Children’s Hospital, VRDN, 0.22%, 11/09/09 (a)	$16,595	$16,595,000
Washington Health Care Facilities Authority, RB, Municipal Trust Receipts Floaters Series 3007, VRDN, 0.23%, 11/09/09 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, RB, Overlake Hospital Medical Center, Series C-2, VRDN, 0.40%, 11/02/09 (a)	26,500	26,500,000
Washington Health Care Facilities Authority, RB, Swedish Health Services, VRDN, 0.28%, 11/09/09 (a)	19,015	19,015,000
Washington Higher Education Facilities Authority, RB, Cornish College of Arts Project, Series A, VRDN, 0.31%, 11/09/09 (a)	11,160	11,160,000
Washington State Housing Finance Commission S/F Housing, RB, Series 1A, AMT, VRDN, 0.28%, 11/09/09 (a)	14,815	14,815,000
Washington State Housing Finance Commission, RB, ECCO Properties Project, Series A, VRDN, 0.85%, 11/09/09 (a)	15,960	15,960,000
Washington State Housing Finance Commission, RB, Heatherwood LLC, Series A, AMT, VRDN, 0.34%, 11/09/09 (a)	10,625	10,625,000
Washington State Housing Finance Commission, RB, PUTTERS Series 1335, AMT, VRDN, 0.41%, 11/09/09 (a)(b)(c)	2,885	2,885,000
Washington State Housing Finance Commission, RB, State M/F Housing, Mill Pointe LP, Series A, Remarketed, AMT, VRDN, 0.34%, 11/09/09 (a)	9,225	9,225,000
Washington State Housing Finance Commission, RB, State M/F Housing, Springfield, Series A, Remarketed, AMT, VRDN (Freddie Mac), 0.34%, 11/09/09 (a)	11,050	11,050,000
Washington State, GO, Puttable Floating Option Tax-Exempt Receipts, Series 4658, VRDN, 0.26%, 11/02/09 (a)(b)(c)	6,065	6,065,000
Washington State, RB, Barclays Capital Municipal Trust Receipts, Series 14W, VRDN, 0.19%, 11/09/09 (a)(b)(c)	6,125	6,125,000

		324,455,000

Wisconsin — 2.9%
Milwaukee Redevelopment Authority, RB, Cathedral Place Parking Facility, VRDN, 0.35%, 11/09/09 (a)	14,770	14,770,000
State of Wisconsin TECP, Series 2008, 0.42%, 11/12/09	29,000	29,000,000
State of Wisconsin, GO, Municipal Trust Receipts Floaters Series 2927, VRDN, 0.23%, 11/09/09 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, RB, Series 2009 BAN, 2.50%, 6/15/10	28,253	28,091,437
State of Wisconsin, TECP, Petroleum Inspection Fee, 0.40%, 12/07/09	12,000	12,000,000
State Of Wisconsin, TECP, Petroleum Inspection Fee, Series 2000, 0.42%, 2/12/10	15,000	15,000,000
State of Wisconsin, TECP, Series 2008:
0.45%, 12/07/09	55,313	55,313,000
0.45%, 12/11/09	52,000	52,000,000

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
University Hospitals & Clinics Authority, RB, Series A, VRDN, 0.20%, 11/09/09 (a)	$4,870	$4,870,000
Wisconsin Health & Educational Facilities Authority, RB, Capital Lakes, Inc., Series B, VRDN, 0.29%, 11/09/09 (a)	10,025	10,025,000
Wisconsin Health & Educational Facilities Authority, RB, National Regency New Berlin Project, VRDN, 0.20%, 11/02/09 (a)	8,800	8,800,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, Marquette University, Series B-3, VRDN, 0.26%, 11/09/09 (a)	4,100	4,100,000
Wisconsin Housing & EDA, RB, Series A, AMT, VRDN, 0.60%, 11/09/09 – 11/09/09 (a)	32,940	32,940,000
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 0.50%, 11/09/09 (a)	16,700	16,700,000
Wisconsin Housing & EDA, RB, State S/F Housing, Series A, AMT, VRDN, 0.60%, 11/09/09 (a)	56,120	56,120,000
Wisconsin State TECP, Petroleum Inspection Fee, Series 2002, 0.45%, 12/11/09	16,000	16,000,000
Wisconsin State, TECP, Petroleum Inspection Fee, Series 00, 0.42%, 1/20/10	28,000	28,000,000
Wisconsin State, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-10C, VRDN, 0.20%, 11/09/09 (a)(b)(c)	19,940	19,940,000

		416,719,437

Wyoming — 0.5%
City of Green River, Wyoming, RB, OCI Wyoming LP Project, AMT, VRDN, 0.45%, 11/09/09 (a)	4,600	4,600,000
County of Uinta, Wyoming, RB, Amoco Project, VRDN, 0.17%, 11/02/09 (a)	31,800	31,800,000
Laramie County, Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series A, VRDN, 0.37%, 11/09/09 (a)	5,000	5,000,000
Laramie County, Wyoming, RB, Cheyenne Light, Fuel & Power Co. Project, Series B, VRDN, 0.37%, 11/09/09 (a)	3,500	3,500,000
Wyoming Community Development Authority, RB, Series 2, AMT, VRDN, 0.30%, 11/09/09 (a)	7,430	7,430,000
Wyoming Community Development Authority, RB, Series 3, AMT, VRDN, 0.30%, 11/09/09 (a)	3,910	3,910,000
Wyoming Community Development Authority, RB, Series 4, AMT, VRDN, 0.30%, 11/09/09 (a)	3,500	3,500,000
Wyoming Community Development Authority, RB, Series 6, AMT, VRDN, 0.30%, 11/09/09 (a)	4,050	4,050,000
Wyoming Community Development Authority, RB, Series 7, AMT, VRDN, 0.30%, 11/09/09 (a)	7,450	7,450,000
Wyoming Community Development Authority, RB, Series 8, AMT, VRDN, 0.30%, 11/09/09 (a)	2,500	2,500,000
Wyoming Community Development Authority, RB, State S/F Housing, Series 9, AMT, VRDN, 0.30%, 11/09/09 (a)	4,500	4,500,000

		78,240,000

Total Investments (Cost — $14,583,864,696*) — 100.2%		14,583,864,696
Liabilities in Excess of Other Assets — (0.2)%		(26,529,187)

Net Assets — 100.0%		$14,557,335,509

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$14,583,864,696
Level 3	—

Total	$14,583,864,696

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	43

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2009 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets

Investments at value — unaffiliated[1]	$15,738,529,082	$19,357,351,497	$14,583,864,696
Cash	11,882	162,807	—
Interest receivable	8,865,895	10,796,871	25,458,099
Investments sold receivable	—	—	14,628,881

Total assets	15,747,406,859	19,368,311,175	14,623,951,676

Liabilities

Investments purchased payable	69,878,181	199,651,944	65,666,062
Investment advisory fees payable	671,241	864,698	646,103
Other accrued expenses payable	578,680	705,750	246,030
Bank overdraft	—	—	57,972

Total liabilities	71,128,102	201,222,392	66,616,167

Net Assets	$15,676,278,757	$19,167,088,783	$14,557,335,509

Investor’s Capital

Investor’s Capital	$15,676,278,757	$19,167,088,783	$14,557,335,509

[1] Investments at cost — unaffiliated	$15,738,529,082	$19,357,351,497	$14,583,864,696

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2009 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income

Interest	$52,076,542	$69,976,189	$47,522,959

Expenses

Investment advisory	4,356,847	5,870,114	3,898,302
Custodian	700,000	386,279	423,375

Total expenses	5,056,847	6,256,393	4,321,677

Net investment income	47,019,695	63,719,796	43,201,282

Realized Gain

Net realized gain from investments	581,890	728,290	335,552

Net Increase in Net Assets Resulting from Operations	$47,601,585	$64,448,086	$43,536,834

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio		Master Institutional Tax-Exempt Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2009 (Unaudited)	Year Ended October 31, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended October 31, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended October 31, 2009

Operations

Net investment income	$47,019,695	$521,353,509	$63,719,796	$585,108,811	$43,201,282	$293,854,266
Net realized gain (loss)	581,890	(3,174,602)	728,290	1,565,391	335,552	1,121,520

Net increase in net assets resulting from operations	47,601,585	518,178,907	64,448,086	586,674,202	43,536,834	294,975,786

Capital Transactions

Contributions from feeders	11,141,568,045	38,186,929,469	13,142,348,384	35,834,460,841	3,947,548,414	8,805,287,046
Withdrawals from feeders	(12,826,236,249)	(53,824,174,946)	(20,023,896,624)	(40,054,046,911)	(4,319,474,465)	(11,735,886,295)

Net decrease in net assets derived from capital transactions	(1,684,668,204)	(15,637,245,477)	(6,881,548,240)	(4,219,586,070)	(371,926,051)	(2,930,599,249)

Net Assets

Total decrease in net assets	(1,637,066,619)	(15,119,066,570)	(6,817,100,154)	(3,632,911,868)	(328,389,217)	(2,635,623,463)

Beginning of period	17,313,345,376	32,432,411,946	25,984,188,937	29,617,100,805	14,885,724,726	17,521,348,189

End of period	$15,676,278,757	$17,313,345,376	$19,167,088,783	$25,984,188,937	$14,557,335,509	$14,885,724,726

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	45

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio

	Six Months Ended October 31, 2009 (Unaudited)
		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.06%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.54%[1]	2.29%	4.74%	5.19%	3.81%	1.80%

Supplemental Data

Net assets, end of period (000)	$15,676,279	$17,313,345	$32,432,412	$19,918,479	$16,828,490	$18,759,281

	Master Institutional Portfolio

	Six Months Ended October 31, 2009 (Unaudited)
		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.55%[1]	2.21%	4.73%	5.24%	3.93%	1.87%

Supplemental Data

Net assets, end of period (000)	$19,167,089	$25,984,189	$29,617,101	$20,372,911	$12,600,154	$9,394,900

	Master Institutional Tax-Exempt Portfolio

	Six Months Ended October 31, 2009 (Unaudited)
		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Total expenses	0.06%[1]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	0.56%[1]	1.74%	3.30%	3.58%	2.82%	1.56%

Supplemental Data

Net assets, end of period (000)	$14,557,336	$14,885,725	$17,521,348	$14,914,575	$14,063,477	$12,621,664

[1]	Annualized.

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is organized as a limited liability company under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors (the “Board”) to issue unlimited interests in the Master LLC. Interests in the Master LLC are issued solely in private placement transactions to accredited investors. The Master LLC consists of five series, Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Government Portfolio, Master Treasury Portfolio and Master Institutional Tax-Exempt Portfolio, (collectively, the “Master Portfolios”). Master Government Portfolio and Master Treasury Portfolio are not currently active. The Master LLC’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Trustees of Funds For Institutions Series and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.”

The following is a summary of significant accounting policies consistently followed by the Master LLC:

Valuation: Each Master Portfolio’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master Premier Institutional Portfolio and the Master Institutional Portfolio (the “Funds”) may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in a Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so investors in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Portfolios file applicable US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ US federal tax returns remains open for the four years ended April 30, 2009. The statutes of limitations on the Master Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLC’s financial statements and disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master Portfolios amortize all premiums and discounts on debt securities.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	47

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purpose, but BAC is not.

BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for each Master Portfolio pursuant to an investment advisory agreement with the Master LLC.

The Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate, with respect to the Master Portfolios, under which the Manager pays the sub-advisor for services it provides to the Master Portfolios a monthly fee that is a percentage of the advisory fee paid by each Master Portfolio to the Manager. The sub-advisor is responsible for the day-to-day management of the Master Portfolios.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock and its affiliates. The Master LLC reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statements of Assets and Liabilities, less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through December 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, with respect to each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Master LLC Sub-Advisory Agreement” and together with the Master LLC Advisory Agreement, the “Master LLC Agreements”) between the Manager and BlackRock Institutional Management Corporation (the “Sub-Advisor”) with respect to each Master Portfolio.

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their investable assets in the Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Advisory Agreement and the Master LLC Sub-Advisory Agreement. The Feeder Funds do not require investment advisory services since all investments are made at the Master Portfolio level.

The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Advisory Agreement”) between the Manager and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Advisory Agreement”) between the Manager and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund. The Board of Trustees of the Series Fund also considered the approval of the separate sub-advisory agreements between the Manager and the Sub-Advisor with respect to FFI Government Fund (the “Government Fund Sub-Advisory Agreement”) and FFI Treasury Fund (the “Treasury Fund Sub-Advisory Agreement” and, together with the Government Fund Advisory Agreement, the Treasury Fund Advisory Agreement and the Government Fund Sub-Advisory Agreement, the “Series Fund Agreements”).

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Master LLC Agreements and the Series Fund Agreements are referred to herein as the “Agreements.” For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund, each of which is comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards” and the members of the Boards are referred to as the “Board Members,” and the Feeder Funds and corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to individually as a “Fund” and collectively as the “Funds.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of either the Series Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Series Fund or the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders and/or interestholders, as applicable (collectively referred to herein as the “shareholders”). Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each of the Series Fund’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding the Funds’ shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, (a) the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of: (i) the Master LLC Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio; and (ii) the Master LLC Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2010; and (b) the Board Members of the Series Fund present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of: (i) the Government

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Government Fund; (ii) the Government Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Government Fund; (iii) the Treasury Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund; and (iv) the Treasury Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2010. The Board Members of the Series Fund present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Master LLC Agreements with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreements to be satisfactory. Each Board considered all factors it believed relevant with respect to the applicable Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the applicable Fund; (d) economies of scale; and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares, services related to the valuation and pricing of the applicable Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the investment objective, strategies and outlook of the applicable Fund.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Boards, as pertinent, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. In preparation for the April 16, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

peer funds. The Boards, as pertinent, regularly review the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards of the Series Fund and the Master LLC noted that, in general, each of FFI Institutional Fund, FFI Institutional Tax-Exempt Fund and FFI Premier Institutional Fund performed better than its respective Peers in that each Fund’s performance was at or above the median of its respective Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Boards of the Series Fund and the Master LLC noted that, in general, FFI Select Institutional Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in the since-inception period reported.

The Board of the Series Fund noted that, in general, FFI Government Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board of the Series Fund noted that, in general, FFI Treasury Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. Each Board also compared the applicable Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. Each Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the applicable Agreements and to continue to provide the high quality of services that is expected by that Board.

The Boards of the Master LLC and the Series Fund noted that the contractual advisory fees of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the applicable Feeder Fund’s Peers. The Boards of the Master LLC and the Series Fund also noted that BlackRock, in its capacity as FFI Select Institutional Fund’s administrator, has contractually agreed to waive fees or reimburse expenses in order to limit the Fund’s total net expenses.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	51

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that FFI Government Fund’s contractual advisory fees were above the median of its Peers. The Board noted that, although FFI Treasury Fund’s contractual advisory fees were above the median of its Peers, its actual total expenses were within 5% of the median amount. The Board also noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. In addition, the Board noted that the Manager has voluntarily agreed to waive or reimburse management fees for each of FFI Government Fund and FFI Treasury Fund.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the Fund’s assets, and in the case of FFI Government Fund and FFI Treasury Fund, the use of revised breakpoints in the advisory fee. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: Each Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the applicable Fund, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of: (i) the Master LLC Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio; and (ii) the Master LLC Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2010. The Board Members of the Series Fund present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of: (i) the Government Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Government Fund; (ii) the Government Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Government Fund; (iii) the Treasury Fund Advisory Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund; and (iv) the Treasury Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Master LLC Agreements were fair and reasonable and in the best interest of the Master Portfolios and their shareholders. Based upon their evaluation of all these factors in their totality, the Board Members of the Series Fund present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Series Fund Agreements were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board Members of the Series Fund present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Master LLC Agreements and found the Master LLC Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each of the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

52	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Directors and Officers

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, President1 and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Anne F. Ackerley, President2 and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor/Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian and Auction Agent
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
One Financial Center
Boston, MA 02111

[1]	President of the Trust.

[2]	President of the Master LLC.

Effective July 31, 2009, Donald C. Burke, Chief Executive Officer of the Trust and President and Chief Executive Officer of the Master LLC, retired. The Trust’s and the Master LLC’s Boards wish Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became Chief Executive Officer of the Trust and President and Chief Executive Officer of the Master LLC, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Trust/Master LLC.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became Vice Presidents of the Trust/Master LLC.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	53

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 225-1576; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 225-1576 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

Section 19 Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Each Fund will provide you a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

October 31, 2009

	Total Cumulative Distributions for the Fiscal Year				% of the Total Cumulative Distributions for the Fiscal Year

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

FFI Institutional Fund	$0.001700253	—	—	$0.001700253	100%	0%	0%	100%
FFI Select Institutional Fund	$0.001872514	—	—	$0.001872514	100%	0%	0%	100%
FFI Government Fund	$0.000849914	—	—	$0.000849914	100%	0%	0%	100%
FFI Treasury Fund	$0.000068536	—	—	$0.000068536	100%	0%	0%	100%

54	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2009	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency disclosed. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-10/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: December 21, 2009